PROSPECTUS

                             DATED JANUARY 13, 2004

                        (as supplemented March 25, 2004)

                             AMIDEX(TM) FUNDS, INC.

                               630-A Fitzwatertown
                             Willow Grove, PA 19090
                                 1-888-876-3566

                         AMIDEX35(TM) ISRAEL MUTUAL FUND

AMIDEX(TM) Funds, Inc. (the "Company") is an open-end investment management company currently consisting of two portfolios, the AMIDEX35 Israel Mutual Fund and the AMIDEX(TM) Cancer Innovations & Healthcare Mutual Fund.

The AMIDEX35 Israel Mutual Fund (the "Fund") offers No-Load shares by this Prospectus. This means that 100% of your investment is placed in shares of the Fund, and you are not subject to front or back-end sales charges. The Fund also offers other share classes that are subject to sales charges and loads and that have different ongoing fees and expenses. To obtain a prospectus containing information about the Fund's other share classes, please contact the Fund.

The minimum investment in the Fund is $500 for regular accounts and $500 for retirement accounts or custodial accounts for minors. The minimum subsequent investment is $250 for regular accounts and $250 for retirement accounts or custodial accounts for minors.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME


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TABLE OF CONTENTS

THE BASICS ABOUT THE FUND

FEES AND EXPENSES

ADDITIONAL INVESTMENT INFORMATION

THE FUND'S INVESTMENT ADVISER

HOW TO BUY AND SELL SHARES

DIVIDENDS AND DISTRIBUTIONS

TAX CONSIDERATIONS

GENERAL INFORMATION

FOR MORE INFORMATION


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THE BASICS ABOUT THE FUND

--------------------------------------------------------------------------------
  THE FUND'S INVESTMENT OBJECTIVE IS: Long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES ARE:

- Investing at least 95% of the Fund's total assets in the common stock of companies listed on the AMIDEX35 Index (the "Index").

- The Index tracks the performance of the 35 largest Israeli companies traded on the Tel Aviv Stock Exchange, NYSE or the NASDAQ. When the Index was first calculated on January 1, 1999, the companies in the Index ranged in size from approximately $300 million in market capitalization to $3 billion. As of September 30, 2003, Index companies ranged in size from $50 million to $16 billion.

- The Index name, rules, method of calculation, and proprietary data are owned by TransNations Investments, LLC ("TNI"). TNI developed the criteria and the rules of operation for the Index, and performed the initial calculations needed to create the Indices. TNI has entered into agreements with various companies to perform ongoing calculations and to publish the Indices. The Fund or its Adviser may, if necessary, select an alternative independent company to calculate, maintain or publish the Index in the future.

- Employing a "passive management" approach to investing the Fund's assets. This means that the Fund normally will invest in all of the companies in their respective Indices, in approximately the same percentages as those companies are represented in the Index. By replicating the composition of the Index, each Fund seeks also to replicate the performance of its related Index.

- The Fund may invest in foreign securities that are traded on a U.S. exchange, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE:

- GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund's share prices will fluctuate each day, depending on the changing value of the securities making up the Fund's portfolio. On any given day, your shares may be worth less than what you paid for them.

- STOCK RISK - The Fund invests in the stocks of companies included in the AMIDEX35 Index. A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock


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     market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

- DIVERSIFICATION RISK - The Fund is a "non-diversified" Fund because it primarily invests in the companies that are included in the AMIDEX35 Index. The AMIDEX35 Index is currently comprised of 35 companies, and some of these companies represent a large percentage of the Index. As of October 1, 2003, four companies each individually comprise more than 5% of the Index and together made up about 47% of the Index. Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

- INDEX RISK - The Fund invests almost exclusively in Index companies. Also, once the Fund invests in Index companies, it stays invested in those companies for as long as they remain in the Index. As a result, the Fund does not predict which stocks will outperform or under-perform, the market. If the Index stocks decrease in value, the Fund decreases in value. Also, some of the companies in the Index may not have a vigorous secondary trading market. As a result, the Fund could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Fund.

- PORTFOLIO TURNOVER RISK - The Index is adjusted to add or delete companies once per year. As companies leave and enter the Index, the Fund's portfolio will be adjusted to match the current Index composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor. Because the Fund will buy and sell securities as needed to maintain its correlation to the Index, portfolio turnover in the Fund may be substantial.

- SECTOR RISK - The AMIDEX35 Israel Mutual Fund includes companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. Investing in a single market sector is riskier that investing a variety of market sectors.

- FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     i. Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.

     ii. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.

     iii. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.


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     iv.  Foreign securities are often denominated in a currency other than the
          U.S. dollar. Accordingly, the Funds will be subject to the risks associated with fluctuations in currency values. Although the Funds will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Because the AMIDEX35 Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

          [Table below represents a bar graph in the original report.]

                       2000      2001      2002      2003
                      ------    ------    ------    ------
                      19.15%   -44.56%   -39.55%    56.03%


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The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 38.83%.

AVERAGE ANNUAL TOTAL RETURNS FOR CLASS NO LOAD SHARES For the Period Ending 9/30/2003

(Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

------------------------ ------------------ ----------------- ------------------
                                                              Since Inception
                         1 Year             5 Years           6/8/1999
------------------------ ------------------ ----------------- ------------------
Return Before Taxes      53.83%             N/A               -5.26%
------------------------ ------------------ ----------------- ------------------
Return After Taxes on
Distributions            53.83%             N/A               -5.36%
------------------------ ------------------ ----------------- ------------------
Return After Taxes on
Distributions and Sale
of Fund Shares           43.06%             N/A               -4.14%
------------------------ ------------------ ----------------- ------------------
S&P 500 Index            24.40%             5.09%             -4.93%
------------------------ ------------------ ----------------- ------------------

Highest/Lowest quarterly results during this time period were:

HIGHEST    39.46% (quarter ended June 30, 2003)
LOWEST    -39.37% (quarter ended September 30, 2001)

Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-888-876-3566.

Class No Load Shares were first offered on June 8, 1999.

"S&P 500" and the "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class No Load Shares and may vary for other classes of shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect act of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that


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benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

For more detailed performance information please read the Fund's Prospectus and audited annual report, dated May 31, 2003. You may receive a copy of the Fund's annual report, free of charge, by calling the Fund at 888- 876-3566. A copy will be sent to you within three days of your request.



                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN THE FUNDS. SHAREHOLDER FEES ARE CHARGED DIRECTLY TO YOUR ACCOUNT. ANNUAL FUND OPERATING EXPENSES ARE DEDUCTED FROM FUND ASSETS AND ARE THEREFORE PAID INDIRECTLY BY YOU AND OTHER SHAREHOLDERS OF THE FUND.

---------------------------------------------------------------------- ---------
                            SHAREHOLDER FEES:
                (Fees paid directly from your investment)
---------------------------------------------------------------------- ---------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES

(As a percentage of offering price)                                       None
---------------------------------------------------------------------- ---------
MAXIMUM DEFERRED SALES CHARGE (LOAD) (As a percentage of redemption
proceeds)                                                                 None
---------------------------------------------------------------------- ---------
REDEMPTION FEES (1)                                                       2.00%
---------------------------------------------------------------------- ---------
EXCHANGE FEES                                                             None
---------------------------------------------------------------------- ---------


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--------------------------------------------------------------------- ----------
                     ANNUAL FUND OPERATING EXPENSES:
              (Expenses that are deducted from Fund assets)
--------------------------------------------------------------------- ----------
MANAGEMENT FEES                                                          0.80%
--------------------------------------------------------------------- ----------
SERVICE AND DISTRIBUTION (12B-1) FEES (2)                                0.25%
--------------------------------------------------------------------- ----------
OTHER EXPENSES                                                           2.48%
--------------------------------------------------------------------- ----------
TOTAL ANNUAL FUND OPERATING EXPENSES (3)                                 3.53%
--------------------------------------------------------------------- ----------

1. You will be charged a redemption fee equal to 2.00% of the net amount of your redemption, if you redeem your shares less than 365 calendar days after you buy them. If this fee is imposed, it would raise the expenses of your shares. This fee is imposed only to discourage short-term trading of Fund shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities. These fees are never used to pay for distribution or sales fees.

2. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

3. Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described herein, or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of October of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE


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SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON
THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

---------------------- -------------------- -------------------- ---------------
      One Year             Three Years          Five Years         Ten Years
---------------------- -------------------- -------------------- ---------------
        $553                  $1071                $1812             $3765
---------------------- -------------------- -------------------- ---------------

You would pay the same expenses if you did not redeem your shares, since the Fund does not charge any redemption fees to shareholders who hold their shares for 365 days or longer. If you hold your shares for less than 365 days, a fee of 2.00% of the net amount redeemed of your Fund shares will be charged to you as an early redemption fee. This fee is not included in these expense calculations.


                        ADDITIONAL INVESTMENT INFORMATION

The Fund's principal investment objective and strategy have been summarized in the "Basics About the Funds" Section of this Prospectus. What follows is additional information that you should know concerning your investment in the Fund.

The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the AMIDEX35 Index, in approximately the same percentages as those companies are included in the Index.

Investing the Fund's assets primarily in its Index companies is not a fundamental policy of the Fund. The Board of Directors of the Fund may vote to change or eliminate the percentages of Fund assets invested in Index companies and to choose other investment strategies. If the Board votes to change the Fund's investment strategies, we will notify you in writing at least 30 days before the changes take place. If you decide to redeem your shares as a result of such a change, you will not be charged any redemption fees, even if you have held your shares for less than 365 days. You will find a full listing of the Fund's fundamental and non-fundamental investment policies in the Fund's Statement of Additional Information ("SAI") in the Section entitled, "Investment Policies and Restrictions."

WHY INVEST IN THE FUND?

The State of Israel is a highly developed, industrialized democracy. Over the last two decades, Israel's economy has grown significantly, presenting improvement in most economic indicators. Israel has made substantial progress in opening its economy, including the removal of its trade barriers and tariffs.

Israel's productive and highly educated population remains a principal strength. Based on a 1996 survey, approximately 34% of the Israeli work force had university or other advanced degrees. Israel has the highest per capita concentration of scientists and


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technicians of any country in the world. Israel boasts the world's greatest per capita number of engineers and doctors (135 per 10,000 workers). In addition, Israel has recently experienced an extraordinary influx of new immigrants, primarily from the republics of the former Soviet Union. From 1990 through 1997, about 822,000 immigrants arrived, increasing Israel's population by approximately 18%.

Israel's traditional cultural and economic investment in technology, medicine, and research has been increasing throughout the last decade due in part to this huge influx of scientists and physicians from the former Soviet Union, and due to an influx of investments from abroad.

Although the long-term prospects for peace in the region remain viable, the investor should be mindful that the Middle East region is volatile and the pace for achieving a comprehensive resolution has slowed significantly since September 2000.

There has been a dramatic increase in the number of Israeli companies trading on
U. S. Exchanges, particularly the NASDAQ. Israel is third, behind only the U.S. and Canada, in the number of companies traded on Wall Street. In Israel, the Tel Aviv Stock Exchange now lists more than 665 companies and over 1000 securities, with a current market capitalization of about $50 billion.

These dramatic developments in Israel present a new and relatively unexploited opportunity for equity investment. Currently, there are no other U.S. based open-end mutual funds available as a vehicle for investment in Israel securities.

THE AMIDEX35 INDEX

The AMIDEX35 Index is an unmanaged Index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. A company is an "Israeli company" if:

Its stock is traded on the TASE; or its stock is traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX"), or the NASDAQ over-the-counter market AND the company has been listed by the Israeli financial newspaper, Globes as "Israeli shares traded on the New York Bourse."

If Globes stops publishing a list of "Israeli shares traded on the New York Bourse", the Board of Directors will select an alternative publication that similarly defines such companies.

INDEX COMPOSITION CRITERIA. In order for a company to be included in the Index, that company must satisfy all the following criteria:

1.   It must be a publicly traded "Israeli" company, as defined above; and

2. It must have maintained an average minimum daily trading volume of at least $150,000 in the previous calendar year.

The largest (as measured by market capitalization) 35 Israeli companies that satisfy all of the criteria described above will be included in the Index. You should be aware that the Index might contain more or less than 35 companies during the year. If less than 35


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Israeli companies meet the criteria for inclusion at the beginning of a new year, then the Index will contain only those companies. If a company ceases operation, is de-listed, or becomes insolvent, it will be deleted from the Index and may not replaced until the beginning of the new calendar year. If a single company splits into multiple companies, all such companies will be included in the Index until the Index is rebalanced at the beginning of the new year. During the first ten business days of each calendar year, the Index is adjusted to add or delete companies.

An "unmanaged" index means that the criteria for inclusion of companies in the Index are objective and not subject to arbitrary change, so that any company that is eligible for inclusion in the Index must be included, and any company that ceases to qualify for inclusion in the Index must be deleted.

The Index is a market capitalization index. The Index began being calculated on January 1, 1999 at an initial Index Value of 1000. Market capitalization means the total current U.S. dollar value of a company's outstanding shares of common stock, and is calculated by multiplying the number of outstanding shares of common stock of a company by the price of that common stock, adjusted to U.S. currency. Some Israeli companies that trade on the TASE have multiple classes of stock, each of which individually would qualify as common stock by U.S. standards. For those companies, all classes of their "common" stock are included in calculating the company's total market capitalization to determine whether such a company is among the 35 largest Israeli companies. Thereafter, the Fund will use the class of stock that has the greatest trading liquidity to determine that company's weighting in the index, and will only purchase the class of stock that has the most trading liquidity. Some Index companies trade on both the TASE and an American exchange. For those companies, the Fund normally will purchase stock from the American exchange, but may purchase stock from the TASE when, in the Adviser's opinion, there are exceptional circumstances.

Business Graph Group ("Tochna L'Inyan"), a company based in Israel, performed the initial calculations needed to create the Index and may assist in selecting the companies that will be included in or deleted from the Index, based on the criteria described above. The TASE provides information regarding the Israeli companies participating in the Index. Currently, TNI is responsible for calculating and publishing the Index. Business Graph Group has no affiliation with the Funds, the Advisor, or any of the Funds' other service providers. The Fund or its Advisor may, if necessary, select an alternative independent company to calculate, maintain or publish the Index in the future.

When companies are added to or deleted from an Index, the Fund or its Adviser will alter the Fund's investments to conform the portfolio to the Index. This will result in certain risks to the Fund, including the risks of losses and tax consequences to shareholders resulting from realized capital gains. You should also be aware that the Funds will incur certain expenses that are not incurred by the Index, including transaction charges. Accordingly, the performance of the Funds will vary from that of the Indexes as a result of such expenses.

The Fund or its Adviser will attempt to maintain a correlation coefficient of at least 0.95 in performance between an Index and its related Fund. This means that the Fund or its Adviser will attempt to replicate at least 95% of the Index's performance. The Fund's Adviser, will be responsible for tracking the Fund's performance, under the supervision


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of the Company's Board of Directors. If a Fund fails to achieve a 0.95 correlation coefficient, the Board will take action to rectify whatever problem is causing the discrepancy, including, as an example, altering the Fund's servicing arrangements to reduce Fund expense ratio or changing the Fund's investment strategy of investing in the Index.

The Fund's Board has determined that, in order to construct each Fund's portfolio to fully reflect the performance of its respective Index, each Fund must have approximately $25 million in net assets. Until such asset levels are reached, the Fund or its Adviser may invest Fund assets in a representative sample of Index securities and such other permissible securities. You should be aware that there is no assurance that the Fund or its Adviser will be successful in replicating the performance of an Index during this period. You will find a more detailed discussion of the Index in the SAI in the Section entitled "The Index."

                          THE FUND'S INVESTMENT ADVISER

Index Investments LLC, with offices at 2621 Van Buren Ave. Norristown, PA 19403, (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. Clifford A. Goldstein is President and Chief Executive Officer of the Adviser. Gadi Beer is the Chief Operating Officer, and is responsible for all day-to-day operation of the funds. Mr. Goldstein also serves as the President and as a Director of AMIDEX Funds, Inc.

Index Investments, LLC (the "Adviser") was organized under the laws of the State of Pennsylvania as an investment advisory corporation in August 2002. The Adviser registered as an Investment Advisor with the Securities and Exchange Commission in October 2002. The Adviser was created to provide investment advice to Funds of the Company, and at present that is the exclusive business of the Adviser. Mr. Clifford A. Goldstein owns a 55% interest in and controls the Adviser. The Adviser manages the investment portfolio and the general business affairs of the Funds pursuant to an investment services agreement with the Funds dated October 1, 2003 (the "Agreement"). Clifford A. Goldstein is an affiliated person of the Adviser and acts as Directors of the Company.


 ADVISORY AGREEMENT

The Fund is an index fund. Rather than relying on any one manager or management team to "pick" stocks, the Fund is managed "passively" by normally investing only in the companies comprising the Index in approximately the same percentages as each company represents in the Index.

The Adviser will invest the assets of the Fund according to the Fund's investment objectives, policies, and restrictions. The Fund will pay the Adviser a fee, accrued daily


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and payable monthly, at an annual rate of 0.80% of the Fund's net assets. The
Adviser will furnish, at its own expense, office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser will also pay all expenses of marketing shares of the Fund, and related bookkeeping.

HOW TO BUY AND SELL SHARES

BUYING SHARES

To purchase shares of the Fund, first complete and sign a New Account Purchase Application, included with this Prospectus, and mail it, together with your check for the total purchase price, to:

                         The AMIDEX35 Israel Mutual Fund
                           c/o InCap Securities, Inc.
                              630-A Fitzwatertown,
                             Willow Grove, PA 19090.

Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction.

Each time you make a purchase, you will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

DETERMINING SHARE PRICES

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. Purchases and redemptions are priced at the next calculated NAV after the order is placed.

MINIMUM INVESTMENTS

The minimum initial investment is $500 for ordinary accounts and for Individual Retirement Accounts (IRAs) and other pension accounts and custodial accounts for


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

minors. The minimum subsequent purchase amount for regular accounts, IRA, or pension accounts or custodial accounts for minors is $250.

ACCOUNT MINIMUMS

Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described above, or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September of each year, and the $10 fee will be assessed on the second Friday of October of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Fund through an Automatic Investment Plan (the "Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan option on the application form. The Fund may alter, modify, amend or terminate the plan at any time, but will notify you if it does so. For more information, call the Transfer Agent at 1-888-876-3566.

You may direct inquiries concerning the Fund to:

                               AMIDEX Funds, Inc.
                              c/o InCap Service Co.
                              630-A Fitzwatertown,
                             Willow Grove, PA 19090
                                 1-888-876-3566

REDEEMING SHARES

You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at:

                               AMIDEX Funds, Inc.
                           c/o InCap Securities, Inc.
                              630-A Fitzwatertown,
                             Willow Grove, PA 19090.

To be in "proper form," your redemption request must:

     1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

     2.   Be signed by all owners exactly as their names appear on the account;
          and

     3. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request. Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

     1.   establishing certain services after the account is opened;

     2.   requesting redemptions in excess of $10,000;

     3.   redeeming or exchanging shares, when proceeds are:

          a.   being mailed to an address other than the address of record,

          b.   made payable to other than the registered owner(s); or

          c.   transferring shares to another owner.

The redemption price per share is net asset value per share, next determined after your redemption order is received by the Fund, less any applicable CDSC charges. When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption. If the value of your account falls below $500 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. The Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund will exercise its option to redeem. (Also, in the event your shares are redeemed by the Fund under such circumstances, you will not be charged any redemption fees, regardless of the time you have held your shares.)

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, provided that the Fund does not hold such proceeds for more than 15 calendar days. You may also be subject to a contingent deferred sales charge under certain circumstances. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks and other securities it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund's portfolio.
The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.
Unless you elect to have your dividends and/or distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders all net investment income and any net capital gains realized from sales of the Fund's portfolio securities at such times and in such amounts as to avoid all taxes, both state and federal. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless you request in writing to have them paid by check. Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time 14 that shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes. If you fail to furnish your Social Security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that you may receive a return of investment upon distribution that will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund. The information in this Prospectus is not intended to be a full discussion of present or future tax ramifications of investment in the Fund, and investors should consult their own tax advisers for a detailed and complete review of tax ramifications. In view of the individual nature of tax consequences, you should consult your own tax adviser with respect to the specific tax consequences of participation in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper

Analytical Services, Inc. or similar nationally recognized or international rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), or some other widely recognized, unmanaged index of common stock prices.

The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Fund, the Adviser, and the Fund's principal underwriter. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The financial data included in the table below, for the years 2000, 2001 and 2002, have been audited by Deloitte & Touche, LLP, and for the year 2003 by McCurdy and Associates CPA's, Inc. independent auditors. The information in the tables below should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Fund.

---------------------------------------------------------------------------------------------------
                                       For the Year  For the Year    For the Year  For the Period
                                          Ended          Ended          Ended           Ended
                                       May 31, 2003  May 31, 2002    May 31, 2001   May 31, 2000
                                                                                         (1)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period      $6.39         $12.41          $17.05         $10.00
---------------------------------------------------------------------------------------------------
                                       ----------     ----------     ----------      ----------
---------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------
        Net income (loss)                 -0.18          -0.14          -0.22           -0.23
---------------------------------------------------------------------------------------------------
        Net realized and unrealized gain
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
        (loss) on investment               1.55          -5.88          -4.22           7.28
---------------------------------------------------------------------------------------------------
                                       ----------     ----------     ----------      ----------
---------------------------------------------------------------------------------------------------
Total from investment operations           1.37          -6.02          -4.44           7.05
---------------------------------------------------------------------------------------------------
                                       ----------     ----------     ----------      ----------
---------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------
        Net investment income               --            --              --             --
---------------------------------------------------------------------------------------------------
        Net realized capital gain           --            --            -0.20            --
---------------------------------------------------------------------------------------------------
        Distributions in excess of          --            --              --             --
---------------------------------------------------------------------------------------------------
        Net realized gain                   --            --              --             --
---------------------------------------------------------------------------------------------------
                                       ----------     ----------     ----------      ----------
---------------------------------------------------------------------------------------------------
Total Distributions                         --            --            -0.20            --
---------------------------------------------------------------------------------------------------
                                       ----------     ----------     ----------      ----------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $7.76          $6.39          $12.41         $17.05
---------------------------------------------------------------------------------------------------
                                       ----------     ----------     ----------      ----------
---------------------------------------------------------------------------------------------------
Total Return                              21.44%        -48.51%        -26.37%         70.50%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Ratios/ Supplemental Data
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Net Assets, end of period
---------------------------------------------------------------------------------------------------
(000's omitted)                           $6,799        $5,360         $11,462         $10,981
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                  3.53%          2.20%          2.20%         2.85% (2)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Ratio of Net investment income (loss)
---------------------------------------------------------------------------------------------------
To average net assets:                    -3.02%        -1.61%          -1.36%       -1.50% (2)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Portfolio Turnover Ratio                  8.72%         27.70%          41.60%         18.16%
---------------------------------------------------------------------------------------------------

(1)  No-Load shares commenced investment operations on June 8, 1999.
(2)  Annualized

FOR MORE INFORMATION

Additional information about the Fund is available in the Company's latest Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information without charge concerning the Fund, or to request a copy of the SAI, please contact the Fund at:

                               AMIDEX Funds, Inc.
                           c/o InCap Securities, Inc.
                              630-A Fitzwatertown,
                             Willow Grove, PA 19090
                                 (888) 876-3566

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No. 811-09123

               NOTICE OF PRIVACY POLICIES AND PROCEDURES

At AMIDEX Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's investment adviser; and

     o    Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former customers. If you believe that any information about you is not accurate, please let us know.

                                   PROSPECTUS

                             DATED JANUARY 13, 2004

                        (as supplemented March 25, 2004)

                           THE AMIDEX(TM) FUNDS, INC.
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090
                                 1-888-876-3566

                         AMIDEX35(TM) ISRAEL MUTUAL FUND
                                       and
             AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND

AMIDEX Funds, Inc. (the "Company") is an open-end investment management company currently consisting of two portfolios, the AMIDEX35 Israel Mutual Fund and the AMIDEX Cancer Innovations & Healthcare Mutual Fund.

The Funds offers two share classes by this Prospectus. These share classes are sold to the public through brokers, dealers, and other financial service organizations.

The minimum investment in the Fund is $500 for regular accounts and $500 for retirement accounts or custodial accounts for minors. The minimum subsequent investment is $250 for regular accounts and $250 for retirement accounts or custodial accounts for minors.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME

TABLE OF CONTENTS




THE BASICS ABOUT THE FUND                                                     3

FEES AND EXPENSES                                                             5

ADDITIONAL INVESTMENT INFORMATION                                             6

THE FUND'S INVESTMENT ADVISER                                                 9

HOW TO BUY AND SELL SHARES                                                    9

DIVIDENDS AND DISTRIBUTIONS                                                  14

TAX CONSIDERATIONS                                                           14

GENERAL INFORMATION                                                          15

FOR MORE INFORMATION                                                         16

THE BASICS ABOUT THE FUNDS

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT OBJECTIVE IS: Long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund's investment objective.
--------------------------------------------------------------------------------

THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES ARE:

- Investing at least 95% of the Funds' total assets in the common stock of companies listed on the AMIDEX35 Index and the AMIDEX Cancer Innovations & Healthcare Index respectively.

     The AMIDEX35 Index tracks the performance of the 35 largest Israeli companies traded on the Tel Aviv Stock Exchange, NYSE or the NASDAQ. When the Index was first calculated on January 1, 1999, the companies in the Index ranged in size from approximately $3 billion in market capitalization to $300 million. As of October 1, 2001, Index companies ranged in size from $15 billion to $71 million.

     The Cancer Innovations & Healthcare Index tracks the performance of publicly traded biotechnology, pharmaceutical and medical equipment companies that emphasize products and services focused on cancer detection and treatment. The performance of the companies in the Index may be determined by factors unrelated to products and services focused on cancer detection and treatment. When the Index was first calculated on November 1, 2000, the companies in the Index ranged in size from approximately $300 billion in market capitalization to $50 million. As of June 30, 2001, Index companies ranged in size from $239 billion to $347 million.

- The Indices names, rules, methods of calculation, and proprietary data are owned by TransNations Investments, LLC ("TNI"). TNI developed the criteria and the rules of operation for the Index, and performed the initial calculations needed to create the Indices. TNI has entered into agreements with various companies to perform ongoing calculations and to publish the Indices. The Adviser may, if necessary, select an alternative independent company to calculate, maintain or publish the Index in the future.

- Employing a "passive management" approach to investing the Fund's assets. This means that the Funds normally will invest in all of the companies in their respective Indices, in approximately the same percentages as those companies are represented in the Index. By replicating the composition of the Index, the Fund seeks also to replicate the performance of the Index. The Fund may invest in foreign securities that are traded on a U.S. exchange, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS ARE:

- GENERAL RISK - As is the case with most investments, you may lose money by investing in the Fund. The Fund's share prices will fluctuate each day, depending on the changing value of the securities making up the Fund's portfolio. On any given day, your shares may be worth less than what you paid for them.

- STOCK RISK - The Fund invests in the stocks of companies included in the Index. A company's stock that is included in the Index may fall because of problems with the company or for no readily apparent reason. Further, the stock market may suffer a general decline resulting from changing economic or political conditions, or from a lack of investor confidence. In the past, stocks and the stock market have recovered, but some stock market slumps have lasted for months and even years.

- DIVERSIFICATION RISK - The Funds are "non-diversified" Funds because they primarily invest in the companies that are included in their respective Indices. The AMIDEX35 Index currently includes 35 companies, and some of those companies represent a large percentage of the Index. As of October 1, 2003, four Index companies each individually comprised more than 5% of the Index and together made up about 47% of the Index. The Cancer Innovations & Healthcare Index currently includes 45 companies, and some of those companies represent a large percentage of the Index. As of October 1, 2003, four Index companies each individually comprised more than 5% of the Index and together made up about 36% of the Index. Investing a larger percentage of the Fund's assets in a relatively small number of companies can be riskier than investing in a broader variety of securities because poor performance by an individual company held by the Fund will have a larger negative impact on the Fund due to the Fund's lack of diversification.

- INDEX RISK - The Funds invest almost exclusively in Index companies. Also, once the Funds invest in Index companies, they stay invested in those companies for as long as they remain in the Indices. As a result, the Funds do not predict which stocks will outperform or under perform, the market. If the Indices stocks decrease in value, the Funds decrease in value. Also, some of the companies in the Indices may not have a vigorous secondary trading market. As a result, the Funds could experience difficulties in timely buying or selling of these securities, which could have a negative impact on the Funds.

- PORTFOLIO TURNOVER RISK - The Indices are adjusted to add or delete companies once per year. As companies leave and enter the Indices, the Funds' portfolio will be adjusted to match the current Indices composition. This practice can result in the realization of capital gains or losses and can have adverse tax consequences for you as an investor. Because the Funds will buy and sell securities as needed to maintain its correlation to the Indices, portfolio turnover in these Funds may be substantial.

- SECTOR RISK - All companies in the AMIDEX35 Index are companies that are identified as Israeli companies, either because they trade on the Tel Aviv Stock Exchange, or they trade on U.S. Exchanges and meet Index rules for inclusion as Israeli companies. All the companies in the Cancer Innovations & Healthcare Index are identified as belonging to either the Healthcare Sector of the market. Companies belonging to this sector of the market include publicly traded biotechnology, pharmaceutical and medical equipment companies. The Index includes such companies that emphasize products and services focused on cancer detection and treatment. Investing in a single market sector is riskier that investing a variety of market sectors. These companies are subject to extensive government regulation, which may change in a way adverse to the industry. Research and development is costly and long in duration, and the approval of new products is lengthy and uncertain. As a result, this sector may be riskier than other market sectors.

- FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

       v. Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.

      vi. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.

     vii. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.

    viii. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Because the AMIDEX35 Israel Mutual Fund invests in securities of Israeli issuers, the Fund may be exposed to special risks and considerations. There may be less information concerning Israeli securities available to the public than in the U.S. There is also potential difficulty in obtaining or enforcing a court judgment, and unique characteristics of Israeli securities and markets may have a negative impact on the Fund. Any major hostilities involving Israel, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli companies are often New Israeli Shekel ("NIS") denominated. Changes in the relationship of the NIS to the dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli companies are taxed, or may impose taxes on foreign investment. Such actions could have an impact on the overall market for Israeli securities and on the Fund.

--------------------------------------------------------------------------------
HOW HAVE THE FUNDS PERFORMED IN THE PAST?

The bar charts and tables show how the Funds have performed and how their performance have varied from year to year. The bar chart gives some indication of risk by showing changes in the Funds' yearly performance to demonstrate that the Funds' value varied at different times. The table below compares the Funds' performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


AMIDEX35 Israel Mutual Fund

                   Year-by-Year Total Return as of Dec. 31st

          [Table below represents a bar graph in the original report.]

                              2000      2001      2002      2003
                             ------    ------    ------    ------
               AMIDEX35 A    18.93%   -44.81%   -39.56%    56.06%
               AMIDEX35 C    18.93%   -45.28%   -39.93%    54.79%



AMIDEX Cancer Innovations & Healthcare Mutual Fund

                   Year-by-Year Total Return as of Dec. 31st

          [Table below represents a bar graph in the original report.]

                                      2002      2003
                                     ------    ------
                          Cancer A   -27.64%   35.11%

The bar charts above do not reflect any applicable sales charges which would reduce returns. The AMIDEX35 Israel Mutual Fund's total return for the Class A and C shares from 1/1/03 to 9/30/03 were 38.90% and 38.02%, respectively. The AMIDEX Cancer Innovations & Healthcare Mutual Fund's total return from 1/1/03 to 9/30/03 was 23.03%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDING 9/30/2003

(Results do not reflect taxes and do not include a sales charge; if a sales charge were included, results would be lower.)

AMIDEX35 Israel Mutual Fund A Class
------------------------ ------------------ ------------------ -----------------
                                                                SINCE INCEPTION
                               1 YEAR            5 YEARS           11/18/1999
------------------------ ------------------ ------------------ -----------------
Return Before Taxes      54.06%             N/A                -10.83%
------------------------ ------------------ ------------------ -----------------
Return After Taxes on
Distributions            54.06%             N/A                -10.98%
------------------------ ------------------ ------------------ -----------------
Return After Taxes on
Distributions and Sale
of Fund Shares           43.25%             N/A                -8.38%
------------------------ ------------------ ------------------ -----------------
S&P 500 Index            24.40%             5.09%              -7.52%
------------------------ ------------------ ------------------ -----------------


AMIDEX35 Israel Mutual Fund C Class
------------------------ ------------------ ------------------ -----------------
                                                                SINCE INCEPTION
                               1 YEAR            5 YEARS           05/19/2000
------------------------ ------------------ ------------------ -----------------
Return Before Taxes      53.16%             N/A                -20.09%
------------------------ ------------------ ------------------ -----------------
Return After Taxes on
Distributions            53.16%             N/A                -20.27%
------------------------ ------------------ ------------------ -----------------
Return After Taxes on
Distributions and Sale
of Fund Shares           42.52%             N/A                -15.14%
------------------------ ------------------ ------------------ -----------------
S&P 500 Index            24.40%             5.09%              -8.41%
------------------------ ------------------ ------------------ -----------------

Highest/Lowest quarterly results during this time period were:

HIGHEST A Class    39.56% (quarter ended June 30, 2003)
LOWEST A Class    -39.40% (quarter ended September 30, 2001)
HIGHEST C Class    39.19% (quarter ended June 30, 2003)
LOWEST C Class    -39.53% (quarter ended September 30, 2001)


AMIDEX Cancer Innovations & Healthcare Mutual Fund
------------------------ ------------------ ------------------ -----------------
                                                                SINCE INCEPTION
                        1 YEAR                   5 YEARS           11/01/2001
------------------------ ------------------ ------------------ -----------------
Return Before Taxes      28.82%             N/A                -6.69%
------------------------ ------------------ ------------------ -----------------
Return After Taxes on
Distributions            28.82%             N/A                -6.69%
------------------------ ------------------ ------------------ -----------------
Return After Taxes on
Distributions and Sale
of Fund Shares           23.06%             N/A                -5.32%
------------------------ ------------------ ------------------ -----------------
S&P 500 Index            24.40%             5.09%              -2.71%
------------------------ ------------------ ------------------ -----------------

Highest/Lowest quarterly results during this time period were:

HIGHEST    21.22% (quarter ended June 30, 2003)
LOWEST    -21.25% (quarter ended June 30, 2002)

Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-888-876-3566.

AMIDEX35 Israel Mutual Fund Class A Shares were first offered on November 18, 1999 and C Class May 19, 2000. AMIDEX Cancer Innovations & Healthcare Mutual Fund Class A Shares were first offered on November 1, 2001.

"S&P 500" and the "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund. The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class No Load Shares and may vary for other classes of shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefit the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

For more detailed performance information please read the Fund's Prospectus and audited annual report, dated May 31, 2003. You may receive a copy of the Fund's annual report, free of charge, by calling the Fund at 888- 876-3566. A copy will be sent to you within three days of your request.

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU INVEST IN THE FUND. SHAREHOLDER FEES ARE CHARGED DIRECTLY TO YOUR ACCOUNT. ANNUAL FUND OPERATING EXPENSES ARE DEDUCTED FROM FUND ASSETS AND ARE THEREFORE PAID INDIRECTLY BY YOU AND OTHER SHAREHOLDERS OF THE FUND.

--------------------------------------------- ------------------------------ ----------------------
SHAREHOLDER FEES:                                                            Cancer Innovations &
                                                                               Healthcare Mutual
(Fees paid directly from your investment)      AMIDEX35 Israel Mutual Fund           Fund
--------------------------------------------- ------------------------------ ----------------------
                                                 Class A         Class C            Class A
--------------------------------------------- --------------- -------------- ----------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
PURCHASES

(As a percentage of offering price)               5.50%           None               5.50%
--------------------------------------------- --------------- -------------- ----------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)

(As a percentage of redemption proceeds)           None         1.00% (1)            None
--------------------------------------------- --------------- -------------- ----------------------
REDEMPTION FEES (2)                                None           None               None
--------------------------------------------- --------------- -------------- ----------------------

--------------------------------------------- ------------------------------ ----------------------
ANNUAL FUND OPERATING EXPENSES:                                              Cancer Innovations &
(Expenses that are deducted from Fund                                         Healthcare Mutual
assets)                                        AMIDEX35 Israel Mutual Fund           Fund
--------------------------------------------- ------------------------------ ----------------------
                                               Class A (i)    Class C (ii)       Class A (iii)
--------------------------------------------- --------------- -------------- ----------------------
MANAGEMENT FEES                                   0.80%           0.80%              0.80%
--------------------------------------------- --------------- -------------- ----------------------
SERVICE AND DISTRIBUTION (12B-1) FEES (3)         0.25%           1.00%              0.25%
--------------------------------------------- --------------- -------------- ----------------------
OTHER EXPENSES                                     2.42           2.42               2.38
--------------------------------------------- --------------- -------------- ----------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (4)           3.47           4.22               3.43
--------------------------------------------- --------------- -------------- ----------------------

     1. Investments in Class C shares are not subject to an initial sales charge; however, a contingent deferred sales charge of 1% is imposed in the event of certain redemption transactions within thirteen months following such investments.

     2. If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within eighteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

     3. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     4. Due to the proportionately higher costs of maintaining small accounts, the Fund reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described herein, or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September, and the $10 fee will be assessed on the second Friday of October of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

          i.    Class A shares began investment operations on November 19, 1999.

          ii.   Class C shares commenced investment operations on May 19, 2000.

          iii. Class A shares commenced investment operations on November 1, 2001.


EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

--------------------------- ---------------------------- ---------------------
                                                          Cancer Innovations
                                                         & Healthcare Mutual
                            AMIDEX35 Israel Mutual Fund          Fund
--------------------------- ---------------------------- ---------------------
                              Class A        Class C           Class A
--------------------------- ------------- -------------- ---------------------
1 YEAR                          882            526               882
--------------------------- ------------- -------------- ---------------------
3 YEARS                         1562          1591               1562
--------------------------- ------------- -------------- ---------------------
5 YEARS                         2262          2672               2262
--------------------------- ------------- -------------- ---------------------
10 YEARS                        4108          5447               4108
--------------------------- ------------- -------------- ---------------------

IF YOU DID NOT REDEEM YOUR SHARES, YOUR EXPENSES WOULD BE:
---------------------------- ------------ --------------- --------------------
1 YEAR                           882           526                882
---------------------------- ------------ --------------- --------------------
3 YEARS                         1562           1591              1562
---------------------------- ------------ --------------- --------------------
5 YEARS                         2262           2672              2262
---------------------------- ------------ --------------- --------------------
10 YEARS                        4108           5447              4108
---------------------------- ------------ --------------- --------------------

A maximum sales charge of 5.50% is included in the Class A Share expense calculations in both examples.

                        ADDITIONAL INVESTMENT INFORMATION

The Funds' principal investment objectives and strategies have been summarized in the "Basics About the Funds" Section of this Prospectus. What follows is additional information that you should know concerning your investment in the Fund.
The Fund will invest at least 95% of its net assets in the common stocks of the companies comprising the Indices, in approximately the same percentages as those companies are included in the Indices. Investing the Funds' assets primarily in Index companies is not a fundamental policy of the Funds. The Board of Directors of the Funds may vote to change or eliminate the percentages of Funds assets invested in Index companies and to choose other investment strategies. If the Board votes to change the Funds' investment strategies, we will notify you in writing at least 30 days before the changes take place. If you decide to redeem your shares as a result of such a change, you will not be charged any redemption fees, even if you have held your shares for less than 365 days. You will find a full listing of the Fund's fundamental and non-fundamental investment policies in the Funds' Statement of Additional Information ("SAI") in the Section entitled, "Investment Policies and Restrictions."

WHY INVEST IN THE FUND?

AMIDEX35 Israel Mutual Fund

The State of Israel is a highly developed, industrialized democracy. Since the beginning of the decade, Israel's economy has grown significantly, presenting improvement in most economic indicators. Israel has made substantial progress in opening its economy, including the removal of its trade barriers and tariffs.

Israel's productive and highly educated population remains a principal strength. Based on a 1996 survey, approximately 34% of the Israeli work force had university or other advanced degrees. Israel has the highest per capita concentration of scientists and technicians of any country in the world. Israel boasts the world's greatest per capita number of engineers and doctors (135 per 10,000 workers). In addition, Israel has recently experienced an extraordinary influx of new immigrants, primarily from the republics of the former Soviet Union. From 1990 through 1997, about 822,000 immigrants arrived, increasing

Israel's population by approximately 18%.
Israel's traditional cultural and economic investment in technology, medicine, and research has been increasing throughout the last decade due in part to this huge influx of scientists and physicians from the former Soviet Union, and due to an influx of investments from abroad.

Although, the long-term prospects for peace remain viable, though the investor should be mindful that the Middle East region is volatile and the pace for achieving a comprehensive resolution has slowed significantly since September 2000.

There has been a dramatic increase in the number of Israeli companies trading on
U. S. Exchanges, particularly the NASDAQ. In 1996, 17% of all new non-U.S. companies to join the NASDAQ were Israeli, more than any other nation. Israel is third, behind only the U.S. and Canada, in the number of companies traded on Wall Street. In Israel, the Tel

Aviv Stock Exchange now lists more than 665 companies and over 1000 securities, with a current market capitalization of about $80 billion.

These dramatic developments in Israel present a new and relatively unexploited opportunity for equity investment. Currently, there are no other U.S. based open-end mutual funds available as a vehicle for investment in Israel securities.

AMIDEX Cancer Innovations & Healthcare Mutual Fund

Medical science has made exciting progress in the fight against cancer and other diseases. Researchers have found drugs that have the potential to cure particular cancers, prolong life or - for the first time - raise the possibility that certain forms of cancer can be prevented. Meanwhile, new technologies from human gene research offer great promise for the new millennium, and innovative and more precise equipment and devices are being developed to diagnose and detect cancer.

Much of the work is being done by private industry. Major drug companies, biotechnology firms, and medical equipment manufacturers are investing capital into the development of drugs and devices to detect, diagnose, and treat cancer. A whole new industry is developing based on these efforts. For society, the impact of these developments, especially in biotechnology, may be revolutionary.

The companies in the Fund range from large pharmaceutical companies developing cancer-fighting medications to small biotech companies searching the human genome for information needed to cure, or perhaps someday, 6 prevent cancer. We have also included the makers of medical devices and equipment essential to diagnosing and treating cancer, such as companies that are developing new mammography technologies and companies developing more precise imaging equipment. Not all of the companies in the Fund spend a significant portion of their assets or derive a significant portion of their revenues from cancer research, development, products or services, and the performance of the companies in the Index may be determined by factors unrelated to products and services focused on cancer detection and treatment.

The Fund is an Index Fund. It invests in the 45 companies that comprise the AMIDEX Cancer Innovations Index, an Index of cancer related companies developed by TransNations Investments, LLC and eMedsecurities, Inc.

THE AMIDEX35(TM) INDEX

The AMIDEX35(TM) Index is an unmanaged Index consisting of the 35 largest publicly traded Israeli companies, as measured by market capitalization. A company is an "Israeli company" if:

Its stock is traded on the TASE; or its stock is traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX"), or the NASDAQ over-the-counter market AND the company has been listed by the Israeli financial newspaper, Globes as "Israeli shares traded on the New York Bourse."

If Globes stops publishing a list of "Israeli shares traded on the New York Bourse", the Board of Directors will select an alternative publication that similarly defines such companies.

INDEX COMPOSITION CRITERIA. In order for a company to be included in the Index, that company must satisfy all the following criteria:

     1.   It must be a publicly traded "Israeli" company, as defined above; and

     2. It must have maintained an average minimum daily trading volume of at least $150,000 in the previous calendar year.

The largest (as measured by market capitalization) 35 Israeli companies that satisfy all of the criteria described above will be included in the Index. You should be aware that the Index might contain more or less than 35 companies during the year. If less than 35 Israeli companies meet the criteria for inclusion at the beginning of a new year, then the Index will contain only those companies. If a company ceases operation, is de-listed, or becomes insolvent, it will be deleted from the Index and may not replaced until the beginning of the new calendar year. If a single company splits into multiple companies, all such companies will be included in the Index until the Index is rebalanced at the beginning of the new year. During the first ten business days of each calendar year, the Index is adjusted to add or delete companies.

An "unmanaged" index means that the criteria for inclusion of companies in the Index are objective and not subject to arbitrary change, so that any company that is eligible for inclusion in the Index must be included, and any company that ceases to qualify for inclusion in the Index must be deleted.

The Index is a market capitalization index. The Index began being calculated on January 1, 1999 at an initial Index Value of 1000. Market capitalization means the total current U.S. dollar value of a company's outstanding shares of common stock, and is calculated by multiplying the number of outstanding shares of common stock of a company by the price of that common stock, adjusted to U.S. currency. Some Israeli companies that trade on the TASE have multiple classes of stock, each of which individually would qualify as common stock by U.S. standards. For those companies, all classes of their "common" stock are included in calculating the company's total market capitalization to determine whether such a company is among the 35 largest Israeli companies. Thereafter, the Fund will use the class of stock that has the greatest trading liquidity to determine that company's weighting in the index, and will only purchase the class of stock that has the most trading liquidity. Some Index companies trade on both the TASE and an American exchange. For those companies, the Fund normally will purchase stock from the American exchange, but may purchase stock from the TASE when, in the Adviser's opinion, there are exceptional circumstances.

The Index name, rules, methods of calculation, and proprietary data are owned by the Adviser. The Adviser developed the criteria and the rules of operation for the Index. The Adviser has entered into agreements with various companies to construct, calculate and publish the Index. Business Graph Group ("Tochna L'Inyan"), a company based in Israel, performed the initial calculations needed to create the Index and may assist in selecting the companies that will be included in or deleted from the Index, based on the criteria described above. The TASE provides information regarding the Israeli companies participating in the Index. Business Graph Group ("Tochna L'Inyan") was initially responsible for maintaining and publishing the Index. Currently, TNI is responsible for calculating and publishing the Index. TNI and Business Graph Group have no affiliation with the Fund, the Advisor, or any of the Fund's other service providers. The Advisor may, if necessary, select an alternative independent company to calculate, maintain or publish the Index in the future.

When companies are added to or deleted from the Index, the Adviser will alter the Fund's investments to conform the portfolio to the Index. This will result in certain risks to the Fund, including the risks of losses and tax consequences to shareholders resulting from realized capital gains. You should also be aware that the Fund will incur certain expenses that are not incurred by the Index, including transaction charges. Accordingly, the performance of the Fund will vary from that of the Index as a result of such expenses.

The Adviser will attempt to maintain a correlation coefficient of at least 0.95 in performance between the Index and the Fund. This means that the Adviser will attempt to replicate at least 95% of the Index's performance. The Adviser will be responsible for tracking the Fund's performance, under the supervision of the Company's Board of Directors. If the Fund fails to achieve a 0.95 correlation coefficient, the Board will take action to rectify whatever problem is causing the discrepancy, including, as an example, altering the Fund's servicing arrangements to reduce Fund expense ratios or changing the Fund's investment strategy of investing in the Index.

The Adviser has determined that, in order to construct the Fund's portfolio to fully reflect the performance of the Index, the Fund must have approximately $25 million in net assets. Until such asset levels are reached, the Adviser may invest Fund assets in a representative sample of Index securities and such other permissible securities. The Adviser is likely to track Index performance most closely. You should be aware that there is no assurance that the Adviser will be successful in replicating the performance of the Index during this period. You will find a more detailed discussion of the Index in the SAI in the Section entitled "The Index."

You should be aware that there is no assurance that the Fund or its Adviser will be successful in replicating the performance of the Index during this period.


THE AMIDEX CANCER INNOVATIONS & HEALTHCARE INDEX

The AMIDEX Cancer Innovations & Healthcare Index is an unmanaged Index consisting of the stocks of (a) larger capitalization publicly traded companies;
(b) that emphasize products or services focused on cancer detection and treatment; and (c) that are classified as biotechnology, medical equipment or pharmaceutical companies. ADR's (American Depository Receipts) are not included in the Index, except for pharmaceutical companies. A company is considered a "larger" capitalization company in relation to the market capitalization of the other companies in the same classification eligible for Index inclusion. In the pharmaceutical classification, the 15 largest capitalization companies eligible for inclusion are included in the Index. In the Biotechnology and Medical Equipment and Devices classifications, the two groups are combined, and of this group, the 30 largest capitalization companies eligible for inclusion are included in the Index. At the creation of the Index, 23 Biotechnology companies and 7 Medical Equipment and Devices companies were in the Index. A list of companies in the Index may be found in the Statement of Additional Information.

INDEX ELIGIBILITY CRITERIA

In order for a company to be eligible for inclusion in the Index, that company must satisfy all the following criteria:

     1. It must be publicly traded on the NASDAQ, New York Stock Exchange or American Stock Exchange;

     2. It must have a minimum market capitalization of $50 million on the Index composition date;

     3. It must have maintained an average minimum daily trading volume of at least $500,000 in the previous four calendar quarters;

     4. It must be classified by eMedsecurities, Inc.* as a biotechnology, pharmaceutical or medical equipment or device company;

     5. It must be described by eMedsecurities, Inc. as emphasizing, among its other activities, a focus on products or services directly linked to detection or treatment of cancer. Each company must be tied economically to such activities, but the percentage of revenue derived by such activities will vary from company to company and vary over time, and will not necessarily exceed 50% of any company's revenues.

You should be aware that the Index might contain more or less than 45 companies during the year. If less than 45 companies meet the criteria for inclusion at the beginning of a new calendar quarter then the Index will contain only those companies. If less than 25 companies are eligible for inclusion at any revision date, than the Board of Directors will select a lower market capitalization requirement or other criteria adjustment to allow at least 25 companies to be included in the Index on any revision date.

--------
* eMedsecurities is an investment banking firm specializing in the medical sciences industry.


If a company ceases operation, is de-listed, or becomes insolvent, it will be deleted from the Index and may not be replaced until the next revision date. If a single company splits into multiple companies, all such companies will be included in the Index until the Index is rebalanced at the next revision date.

An "unmanaged" Index means that the criteria for inclusion of companies in the Index are objective and not subject to arbitrary change, so that any company that is eligible for inclusion in the Index must be included, and any company that ceases to qualify for inclusion in the Index must be deleted. Other than as disclosed herein, the parameters for inclusion of companies in the Index may not be materially modified unless notification of such changes is provided to shareholders at least 30 days before modification.

The Index is a modified market capitalization weighted Index. The Index is divided into two equally weighted components. Pharmaceutical companies comprise one component and biotechnology companies and medical equipment and devices companies comprise the other component. Within each component, companies are weighted by market capitalization. When you invest, your investment dollars are normally invested in the companies in both components of the Index, in approximately the same percentages as those companies are represented in the Index. By replicating the composition of the Index, the Fund seeks also to replicate the performance of the Index. The Index began being calculated on November 1, 2000 at an initial Index Value of 1,000. Market capitalization means the total current U.S. dollar value of a company's outstanding shares of common stock, and is calculated by multiplying the number of outstanding shares of common stock of a company by the price of that common stock.

The Index name, rules, methods of calculation, and proprietary data are owned by TNI. TNI developed the criteria and the rules of operation for the Index, and performed the initial calculations needed to create the Index. TNI is responsible for maintaining and publishing the Index. TNI has entered into agreements with various companies to research the composition of the Index. eMedsecurities, Inc. selects the companies that will be included in or deleted from the Index, based on the criteria described above. eMedsecurities, Inc. has no affiliation with the Fund, the Adviser, or any of the Fund's other service providers. The Adviser may, if necessary, select an alternative independent company to calculate, maintain or publish the Index in the future.

When companies are added to or deleted from the Index, the Adviser will alter the Fund's investments to conform the portfolio to the Index. This will result in certain risks to the Fund, including the risks of losses and tax consequences to shareholders resulting from realized capital gains. You should also be aware that the Fund will incur certain expenses that are not incurred by the Index, including transaction charges. Accordingly, the performance of the Fund will vary from that of the Index as a result of such expenses.

The Adviser will attempt to maintain a correlation coefficient of at least 0.95 in performance between the Index and the Fund. This means that the Adviser will attempt to replicate at least 95% of the Index's performance. The Adviser will be responsible for tracking the Fund's performance, under the supervision of the Company's Board of Directors. If the Fund fails to achieve a 0.95 correlation coefficient, the Board will take action to rectify whatever problem is causing the discrepancy, including, as an example, altering the Fund's servicing arrangements to reduce Fund expense ratios or changing the Fund's investment strategy of investing in the Index.

The Adviser has determined that, in order to construct the Fund's portfolio to reflect the performance of the Index, the Fund must have approximately $25 million in net assets. Until such asset levels are reached, the Adviser may invest Fund assets in a representative sample of Index securities and such other permissible securities, as the Adviser believes, is likely to track Index performance most closely.

You should be aware that there is no assurance that the Adviser will be successful in replicating the performance of the Index during this period.

                          THE FUNDS' INVESTMENT ADVISER

Index Investments LLC, with offices at 2621 Van Buren Ave. Norristown, PA 19403, (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. Clifford A. Goldstein is President and Chief Executive Officer of the Adviser. Gadi Beer is the Chief Operating Officer, and is responsible for all day-to-day operation of the funds. Mr. Goldstein also serves as the President and as a Director of AMIDEX Funds, Inc.

Index Investments, LLC (the "Adviser") was organized under the laws of the State of Pennsylvania as an investment advisory corporation in August 2002. The Adviser registered as an Investment Advisor with the Securities and Exchange Commission in October 2002. The Adviser was created to provide investment advice to Funds of the Company, and at present that is the exclusive business of the Adviser. Mr. Clifford A. Goldstein owns a 55% interest in and controls the Adviser. The Adviser manages the investment portfolio and the general business affairs of the Funds pursuant to an investment services agreement with the Funds dated October 1, 2003 (the "Agreement"). Clifford A. Goldstein is an affiliated person of the Adviser and acts as Directors of the Company.

ADVISORY AGREEMENT

The Funds are index funds. Rather than relying on any one manager or management team to "pick" stocks, the Funds are managed "passively" by normally investing only in the companies comprising the Indices in approximately the same percentages as each company represents in the Indices.

The Adviser invests the assets of the Funds according to the Funds' investment objectives, policies, and restrictions. The Funds pay the Adviser a fee, accrued daily and payable monthly, at an annual rate of 0.80% of the Funds' net assets. The Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Funds. The Adviser also pays all expenses of marketing shares of the Funds, and related bookkeeping.

HOW TO BUY AND SELL SHARES

BUYING SHARES

To purchase shares of the Funds, first complete and sign a New Account Purchase Application, included with this Prospectus, and mail it, together with your check for the total purchase price, to:

                             The AMIDEX Funds, Inc.
                                c/o InCap Group.
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090.

Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred by the Funds with respect to the transaction.

Each time you make a purchase, you will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned. The Funds do not issue stock certificates. All full and fractional shares will be carried on the books of the Funds.

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

                            Sales Charge        Sales Charge
                            As a % of           As a % of            Dealer
 Amount Invested            Offering Price      Amount Invested      Reallowance
-----------------           --------------      ---------------      -----------
Less than $ 49,999          5.50%               5.82%                5.00%
$50,000 to $ 99,999         4.50%               4.71%                4.00%
$100,000 to $249,999        3.00%               3.09%                2.50%
$250,000 to $499,999        2.50%               2.56%                2.25%
$500,000 to $999,999        1.75%               1.78%                1.50%
$1,000,000 or more          0.00%               0.00%                0.00%*

* The Advisor will pay a dealer concession of 1% of the offering price to brokers, dealers and other financial professionals on sales of $1 million to $2,999,999, 0.50% on the next $3 million to $4,999,999, and 0.25% on amounts above $5 million. If shares are redeemed within eighteen months of purchase, your account will be charged a fee equal to the dealer concession paid.


If you are a participant in a qualified employee retirement benefit plan with at least 100 eligible employees, you may purchase Class A shares without any sales charges. However, if you redeem your shares within eighteen months of purchase, you will be charged a fee of 1.00% of the redemption proceeds.

InCap Securities, Inc, ("ICS") the Fund's principal underwriter, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with ICS to sell shares of the Funds. The dealer's concession may be changed from time to time.

ICS may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

EXEMPTIONS FROM SALES CHARGES

The Funds will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered investment advisers or brokers for their own accounts, employees and employee related accounts of the Adviser, and for an organization's retirement plan with at least 100 eligible employees. For purchasers that qualify for fee waiver, shares will be purchased at net asset value. The Funds will also waive sales charges for direct purchases by non-profit organizations and charitable foundations, provided that such transactions are not facilitated through broker/dealers.

REDUCED SALES CHARGES

You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in the Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in a Fund with an aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Fund, there would be a sales charge of 1.75% on your $60,000 purchase instead of the normal 2.50% on that purchase, because you had accumulated more than $500,000 total in the Fund.

LETTER OF INTENT

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in a Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the 10 shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS C SHARES

Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into share of the Fund. However, Class C Shares pay an annual 12b-1 servicing fee of 0.25% of average daily net assets and an additional 12b-1 shareholder distribution fee of 0.75% per annum of average daily net assets

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a CDSC of 1.00% of the value of your redemption if you redeem your shares within 13 months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than 1 year prior to the redemption, and increases in the value of your shares.

No automatic conversion to Class A shares applies, so you will be subject to higher ongoing 12b-1 fees indefinitely. Because the Funds' 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS

When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of Fund expenses over time in the Risk/Return Summary.

DISTRIBUTION FEES

AMIDEX Funds, Inc. (the "Company") has adopted distribution plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended for the Funds. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Adviser or others for expenses relating to the promotion and sale of shares of the Funds.

Under the Class A Plan, the Class A shares of the Funds compensate the Adviser and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Funds' average daily net assets attributable to Class A shares. Under the Class C Plan, the Class C shares of the Fund compensate the Adviser and others for distribution expenses at a maximum annual rate of 1.00% (of which 0.25% may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class C shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Company's Board of Directors, and may be renewed only by majority vote of the shareholders of the Fund, or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Company, as that term is defined in the 1940 Act.

DETERMINING SHARE PRICES

The Funds are open for business on each day that the New York Stock Exchange ("NYSE") is open. The Funds' share price or net asset value per share ("NAV") are normally determined as of 4:00 p.m., New York time. The Funds' share prices are calculated by subtracting their liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Funds liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. The Funds' net asset value is determined on days on which the New York Stock Exchange is open for trading. Purchases and redemptions are priced at the next calculated NAV after the order is placed.

MINIMUM INVESTMENTS

The minimum initial investment is $500 for ordinary accounts and for Individual Retirement Accounts (IRAs) and other pension accounts and custodial accounts for minors. The minimum subsequent purchase amount for regular accounts, IRA, or pension accounts or custodial accounts for minors is $250.

ACCOUNT MINIMUMS

Due to the proportionately higher costs of maintaining small accounts, the Funds reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from accounts with values below the minimums described above, or to close such accounts. This policy will apply to accounts participating in the Automatic Monthly Investment Program only if your account balance does not reach the required minimum initial investment or falls below such minimum and you have discontinued monthly investments. This policy does not apply to accounts that fall below the minimums solely as a result of market value fluctuations. It is expected that, for purposes of this policy, accounts will be valued in September of each year, and the $10 fee will be assessed on the second Friday of October of each year. You will receive notice before we charge the $10 fee or close your account so that you may increase your account balance to the required minimum.

All applications to purchase shares of the Funds are subject to acceptance by authorized officers of the Funds and are not binding until accepted. The Funds reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase Class A shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Funds shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

AUTOMATIC INVESTMENT PLAN

You may purchase Class A shares and Class C shares of the Funds through an Automatic Investment Plan (the "Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the plan by filling out the Automatic Investment Plan option on the application form. You may only select an account maintained at a domestic financial institution that is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Funds may alter, modify, amend or terminate the plan at any time, but will notify you if it does so. For more information, call the Transfer Agent at 1-888-876-3566.

You may direct inquiries concerning the Fund to:

                               AMIDEX Funds, Inc.
                                 c/o InCap Group
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090
                                 1-888-876-3566

REDEEMING SHARES

You may redeem your shares in the Funds at any time and for any reason. Upon receipt by the Funds of a redemption request in proper form, your shares of the Funds will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at:

                               AMIDEX Funds, Inc.
                                 c/o InCap Group
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090

To be in "proper form," your redemption request must:

     4. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

     5.   Be signed by all owners exactly as their names appear on the account;
          and

     6. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request. Signature Guarantees.

A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

     4.   establishing certain services after the account is opened;

     5.   requesting redemptions in excess of $10,000;

     6.   redeeming or exchanging shares, when proceeds are:

          a.   being mailed to an address other than the address of record,

          b.   made payable to other than the registered owner(s); or

          c.   transferring shares to another owner.

The redemption price per share is net asset value per share, next determined after your redemption order is received by the Funds, less any applicable CDSC charges. When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Funds' portfolio securities at the time of redemption. If the value of your account falls below $500 as a result of previous redemptions and not market price declines, the Funds may redeem the shares in your account. The Funds will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Funds will exercise its option to redeem. (Also, in the event your shares are redeemed by the Funds under such circumstances, you will not be charged any redemption fees, regardless of the time you have held your shares.)

Payment for shares redeemed is made within seven days after receipt by the Funds of a request for redemption in proper form. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Funds may hold redemption proceeds until the purchase check has cleared, provided that the Funds do not hold such proceeds for more than 15 calendar days. You may also be subject to a contingent deferred sales charge under certain circumstances. The Funds reserve the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. The Funds' net investment income is made up of dividends received from the stocks and other securities it holds, as well as interest accrued and paid on any other obligations that might be held in the Funds' portfolios.

The Funds realize capital gains when they sell a security for more than they paid for it. The Funds may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your dividends and/or distributions paid in cash, your distributions will be reinvested in additional shares of the Funds. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

The Funds intend to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on their capital gains and net investment income currently distributed to the shareholders. To qualify as a regulated investment company, the Funds must, among other things, derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to their business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Funds intend to distribute to shareholders all net investment income and any net capital gains realized from sales of the Funds' portfolios securities at such times and in such amounts as to avoid all taxes, both state and federal. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless you request in writing to have them paid by check. Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time 14 that shares in the Funds have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

You will be advised annually of the source of distributions for federal income tax purposes. If you fail to furnish your Social Security or other tax identification number or to certify properly that it is correct, a Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that you may receive a return of investment upon distribution that will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund. The information in this Prospectus is not intended to be a full discussion of present or future tax ramifications of investment in the Fund, and investors should consult their own tax advisers for a detailed and complete review of tax ramifications. In view of the individual nature of tax consequences, you should consult your own tax adviser with respect to the specific tax consequences of participation in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of a Fund's fiscal year, which ends December 31, with a report containing audited financial statements. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return calculation for differing periods computed in the same manner but without annualizing the total return.

In reports or other communications to investors, or in advertising material, a Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized or international rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), or some other widely recognized, unmanaged index of common stock prices.

The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Funds the Adviser and the Funds' principal underwriter. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Code. The Funds have filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The financial data included in the table below, for the years 2000, 2001 and 2002, have been audited by Deloitte & Touche, LLP, and for the year 2003 by McCurdy and Associates CPA's, Inc. independent auditors. The information in the tables below should be read in conjunction with the Funds' latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Fund.

---------------------- ------------------------- ------------------------  -------------- -------------------
                              For the Year             For the Year         For the Year     For the Year
                                 Ended                     Ended               Ended             Ended
                              May 31, 2003             May 31, 2002         May 31, 2001     May 31, 2000
---------------------- ------------------------- ------------------------  -------------- -------------------
                            AMIDEX35      Cancer    AMIDEX35     Cancer(3)    AMIDEX35        AMIDEX35(2)
---------------------- ----------------- ------- --------------  --------  -------------- ------------------
                        Class    Class   Class   Class   Class    Class    Class   Class   Class      Class
                          A        C       A       A      C         A        A       C       A          C
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Net Asset Value,        $4.95    $3.80   $8.12   $9.62   $7.43   $10.00    $13.33  $10.42  $9.60     $10.00
beginning of period
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
                        -----    -----    -----   -----   -----   -----    -----   -----   -----     -----
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Income from
investment
operations:
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
  Net income (loss)     -0.14    -0.13   -0.16   -0.11   -0.12    -0.02    -0.20   -0.23   -0.10     -0.01
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
  Net realized and
   unrealized gain
   (loss) on investment 1.21     0.91     0.54   -4.56   -3.51    -1.86    -3.31   -2.56   3.83       0.43
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
                        -----    -----    -----   -----   -----    -----    -----   -----   -----     -----
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Total from investment
  operations            1.07     0.78     0.38   -4.67   -3.63    -1.88    -3.51   -2.79   3.73       0.42
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
                        -----    -----    -----   -----   -----    -----    -----   -----   -----     -----
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Distributions to
Shareholders from:
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
  Net realized capital
    gain                 --       --       --     --      --       --      -0.20   -0.20    --         --
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
                        -----    -----    -----   -----   -----    -----    -----   -----   -----     -----
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Total Distributions                               --      --       --      -0.20   -0.20    --         --
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
                        -----    -----    -----   -----   -----    -----    -----   -----   -----     -----
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Net Asset Value, End
  of Period             $6.02    $4.58   $8.50   $4.95   $3.80    $8.12    $9.62   $7.43  $13.33     $10.42
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
                        -----    -----    -----   -----   -----    -----    -----   -----   -----     -----
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Total Return           21.62%   20.53%   4.68%   -48.54% -48.86% -18.80%   -26.75% -27.32% 38.85%      4.20%
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Ratios/Supplemental
  Data
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Net Assets, end of
  period
  (000's omitted)      $2,142    $489     $946   $2,003  $464    $1,023    $3,930  $1,305  $645       $38
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Ratio of expenses to
average net assets      3.47%    4.22%   3.43%   2.20%   2.95%   1.24%(1)  2.20%   2.95%  2.70%(1)  2.51%(1)
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Ratio of Net investment
  income (loss) to
  average net assets:  -2.98%   -3.73%   -2.22%  -1.61%  -2.31%  -0.29%(1) -1.60%  -2.39% -1.48%(1) -2.14%(1)
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------
Portfolio Turnover
Ratio                   8.72%    8.72%   0.00%   27.70%  27.70%   0.00%    41.60%  41.60% 18.16%     18.16%
---------------------- -------- -------- ------- ------  ------  --------  ------  ------ --------  ---------

(1)  Annualized
(2)  Commencement of operations 11/19/99
(3)  Commencement of operations 11/01/01

FOR MORE INFORMATION

Additional information about the Funds is available in the Company's latest Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information without charge concerning the Funds, or to request a copy of the SAI, please contact the Fund at:

                               AMIDEX Funds, Inc.
                                 c/o InCap Group
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090
                                 (888) 876-3566


A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No. 811-9123 16

               NOTICE OF PRIVACY POLICIES AND PROCEDURES

At AMIDEX Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transactions and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

     o Persons who perform business functions for us, such as third parties that provide assistance in processing and servicing your account;

     o    The Fund's investment adviser; and

     o    Regulatory or law-enforcement authorities.

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard shareholder information. We will adhere to the policies and practices above for both current and former customers. If you believe that any information about you is not accurate, please let us know.

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated January 13, 2004

                        (as supplemented March 25, 2004)

                               AMIDEX FUNDS, INC.
                           c/o InCap Securities, Inc.
                             630-A Fitzwatertown Rd.
                             Willow Grove, PA 19090

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of The AMIDEX35 Israel Mutual Fund, dated October 1, 2003. You may obtain a copy of the Prospectus, free of charge, by writing to AMIDEX Funds, Inc, c/o InCap Securities, 630-A Fitzwatertown Rd. Willow Grove, PA 19090, phone number 1-888-876-3566.

TABLE OF CONTENTS

About AMIDEX Funds, Inc.
Investment Policies and Restrictions        Fund Service Providers
Investment Adviser                          Independent Accountants
Directors and Officers                      Independent Auditors
Report Performance Information              Financial Statements
Purchasing and Redeeming Shares             Tax Information
Portfolio Transactions

ABOUT AMIDEX FUNDS, INC.

AMIDEX Funds, Inc. (the "Company") was incorporated in Maryland on April 27, 1999. The Company is an open-end management investment company, and is registered as such with the Securities and Exchange Commission. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent and administrator. Currently the day to day operation of the Fund is delegated to the Board. The Fund intends to conduct a shareholders' meeting to seek approval of an Investment Advisory Agreement with a new Advisor. This Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The By-laws of the Company give the Board of Directors the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company has authorized the issuance of two series of shares, the AMIDEX35 Israel Mutual Fund and the AMIDEX Cancer Innovations & Healthcare Mutual Fund. Further, the Board has also authorized the offering of four classes of shares within each series; a no-load class, a Class A share that is offered with a front-end sales charge, a Class B share with a declining contingent deferred sales charge ("CDSC"), and a Class C share, with a one year CDSC and an ongoing service and distribution fee. Shareholders of each share class are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

This SAI pertains only to the AMIDEX35 Israel Mutual Fund (the "Fund").

On May 29, 2001, the Board of Directors for the Company approved a Code of Ethics (the "Code") for the Fund and its Adviser, if any The Code governs the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund is a non-diversified Fund. The Investment Company Act of 1940 defines a diversified fund to mean that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 95% of its net assets in the approximately 35 Israeli companies that make up the AMIDEX35 Index (the "Index"), in approximately the same percentages as those companies represent in the Index. It is likely that a few of these companies will comprise a large percentage of the Fund's portfolio holdings--in excess of the 25% limit on holdings in excess of 5%. As a result, the Fund will not be diversified.

PORTFOLIO TURNOVER. For the Fund's most recent fiscal year ending May 31, 2002, the fund's portfolio turnover rate was 27.70%. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 75%.

Under normal circumstances, the Fund will invest at least 95% of its average net assets in the securities of companies listed on the Index. The Fund may also invest in the following securities:

COMMON STOCK. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception, and general economic or financial market movements. Smaller companies are especially sensitive to these factors. However, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. There is additional risk inherent in investing in foreign-based companies. The Fund may invest in the common stock of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts (ADRs), but only if such foreign issuers are included in the Index. The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or Trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may also hold warrants or other rights on common stock if such warrants are issued as dividends on stocks already held in the Fund's portfolio. Because the Fund will concentrate its investments in Israeli companies, the Fund will be exposed to the risks associated with Israeli companies to a greater degree than will funds whose investment policies do not require or allow such concentration. The Fund will invest in the common stock of companies included in the Index that trade on the TASE, NYSE, the AMEX, or NASDAQ.

The Fund will normally invest up to a total of 5% of its aggregate average net assets in the following securities:

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market funds) to maintain liquidity. As a shareholder of another registered investment company, the Fund would bear a pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund will not invest more than 5% of its net assets in such securities, and will not invest in such securities, if such investments would represent more than 3% of such issuer's outstanding shares.

DEBT SECURITIES. The Fund may invest in U.S. Government debt securities including Treasury Bills and short-term notes, to maintain liquidity. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will not invest more than 5% of its net assets in such securities, and will not invest in any such security with a maturity in excess of one year.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and/or other financial institutions to maintain liquidity. The Fund's custodian must always have possession of the securities serving as collateral for the Repos or have proper evidence of book entry receipt of such securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market value of which equals or exceeds 102% of the principal amount of the money invested by the Fund. If an institution with which the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy, and will not invest more than 5% of its net assets in such transactions.

The Fund may also invest in the following securities and employ the following investment guidelines:

CASH RESERVES. The Fund may, to meet liquidity needs, temporarily hold up to 5% of its net assets in cash. The Fund may hold cash in the United States, Israel, or in both. The primary risk associated with such a policy is that the Fund's performance will vary, perhaps significantly, from the performance of the Index when the Fund holds a high percentage of its net assets as cash reserves.

FUTURES AND OPTIONS ON EQUITY SECURITIES AND THE INDEX. The Fund may enter into futures contracts relating to the equity securities of companies included in the Index, may write (i.e., sell) covered put and call options on such securities and on the Index, and may purchase put and call options on such equity securities and on the Index. Such options can include long-term options with durations of up to three years. The Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which such options or futures contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets.

Risk Factors Associated With Futures and Options. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are generally defined as securities that cannot be liquidated within seven (7) days at the approximate price at which the Fund has valued the instrument. Also, the sale of some illiquid and other types of securities may be subject to legal restrictions. You should be aware that in the event that more than 15% of the Index is comprised of companies considered to be illiquid, the Fund will be unable to match precisely its investments to the percentages contained in the Index, and that inability may pose additional risks to the Fund, including the risk that the performance of the Fund will vary from that of the Index.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities of companies comprising the Index on a when-issued basis, and it may purchase or sell such securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions. INVESTMENT RESTRICTIONS. The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

     1.   Acquire securities of any one issuer that at the time of investment
          (a) represent more than 10% of the voting securities of the issuer or
          (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's net assets at the time of borrowing;

     3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

     4.   Make margin purchases or short sales of securities;

     5. Invest in companies for the purpose of management or the exercise of control;

     6. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

     7. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

     8. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration, if such companies are members of the AMIDEX 35 Index;

     9. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate, if such companies are members of the AMIDEX35 Index.

     10. Purchase warrants on securities, although the Fund may receive and exercise warrants received Fund as dividends on previous securities purchases.

     11.  Issue senior securities.

     12.  Invest in commodities, or invest in futures or options on commodities.

     13. Invest more than 25% of its assets (valued at time of investment) in securities of issuers in a single industry

Restrictions 1 through 13 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

     1. Invest more than 15% of its net assets in securities that are not readily marketable;

     2.   Acquire securities of other Investment Companies except

          (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and

          (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

     3. Purchase more than 3% of the voting securities of any one investment company;

     4. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

     5. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

     6. Invest less than 95% of its net assets (valued at the time of investment) in securities of issuers which are not members of the AMIDEX35 Index.

                               INVESTMENT ADVISER

Index Investments, LLC (the "Adviser") was organized under the laws of the State of Pennsylvania as an investment advisory corporation in August 2002. The Adviser registered as an Investment Advisor with the Securities and Exchange Commission in October 2002. The Adviser was created to provide investment advice to Funds of the Company, and at present that is the exclusive business of the Adviser. Mr. Clifford A. Goldstein owns a 55% interest in and controls the Adviser. The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated October 1, 2003 (the "Agreement"). Clifford A. Goldstein is an affiliated person of the Adviser and acts as Directors of the Company.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

--------------------------------------- --------------------------------------------------
Name, Age, Address, Position with Fund  Principal Occupation For the Last Five Years
--------------------------------------- --------------------------------------------------
                                        President, Index Investments, LLC, November 2002
                                        to present.  President, TransNations
                                        Investments, LLC, NY, NY Managing Partner and
                                        Attorney with Weber, Goldstein, Greenberg,
                                        Gallagher, Phila. PA, a general litigation firm,
                                        since 1991. BA from Temple University,
                                        Philadelphia, PA, 4/78. J.D. from Temple
Clifford A. Goldstein* (Age 47)         University School of Law, 3/82.
--------------------------------------- --------------------------------------------------
Elliot Hershman (Age 47)                Accountant; CPA; MBA
--------------------------------------- --------------------------------------------------
                                        Attorney, Solomon Sherman & Gabay, Philadelphia,
                                        PA.; J.D. Temple University School of Law,
Eli Gabay, Esq. (Age 44)                Philadelphia, PA 1982
--------------------------------------- --------------------------------------------------
                                        Editor - Philadelphia Magazine, PA; Marion
Erica Levy (Age 26)                     Publications, NJ; BS Syracuse Univ.
--------------------------------------- --------------------------------------------------

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

AMIDEX Funds, Inc. (the "Company") was organized as a Maryland Corporation on April 27, 1999 (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus). For the Company's fiscal year ending May 31, 2003, no director received compensation from the Fund for his or her service to the Fund as a Director.

As of October 1, 2003, the following persons owned in excess of 5% of the Fund's outstanding shares, by Share Class.

--------------------- ------------- --------------- ----------- --------------------
Shareholder           Shares Class  No. of Shares   % of Share  % of Total Fund
                      Owned         Owned           Class       Shares All Classes
--------------------- ------------- --------------- ----------- --------------------
National Investors    Class N       50,805          5.75%       3.76%
--------------------- ------------- --------------- ----------- --------------------


The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                          [n]
Average Annual Total Return is computed as follows: P(1+T)    = ERV

Where:  P = a hypothetical initial investment of $1000]

        T = average annual total return

        n = number of years

        ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                           Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, sales charges on particular classes of shares, if any, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Information concerning purchases and redemptions of shares is contained in the Fund's Prospectus under the Sections "Purchasing Shares" and "Redeeming Shares". This section supplements that information.

Redemptions will be made at net asset value, less any applicable CDSC for Class B and C shares. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Funds, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Funds are open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share prices or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price are calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Funds liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Funds generally do not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For No-Load shares redeemed prior to being held for at least 365 days, the redemption value is the NAV less a redemption fee equal to 2.00% of the NAV.

                                 TAX INFORMATION

Information concerning the taxation of the Funds is generally discussed in the Prospectus under the Section titled "Tax Considerations".

This Section supplements that discussion. The Funds intends to qualify as regulated investment companies under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Funds intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

ISRAELI TAXES

Highlights
----------

Under current Israeli tax laws, capital gains realized upon the sale of "Exchange-Listed Securities" (i.e., Israeli securities that were listed on the TASE when acquired and when sold , or that are shares in "industrial companies" or "industrial holding companies" and that were listed on certain non-Israeli stock exchanges when acquired and when sold) generally are not subject to Israeli tax. Capital gains realized upon the sale of Israeli securities that are not Exchange-Listed Securities are subject to Israeli tax at ordinary tax rates (which in the case of corporate shareholders is 36% and in the case of individuals is 35-50%, depending on the individual's marginal tax rate) for the 2001 tax year. In the case of a shareholder which is in the business of buying and selling securities in Israel (as defined under the Israeli Income Tax Ordinance), gains realized upon the sale of Exchange-Listed Securities are not capital gains and are subject to Israeli tax at ordinary rates, as specified above. Dividends paid with respect to Israeli securities are subject to an Israeli withholding tax of 25%.

The Israeli authorities are reviewing from time to time the question of imposing a Capital Gains Tax on some TASE investments. At this point in time, it appears as if there are no concrete plans for the imposition of such a tax, nor can its structure, if and when imposed, be predicted. The possibility of an imposition of capital gains tax, should, nonetheless, be considered (however, even if a Capital Gains Tax is imposed, it is likely that it will not apply to the Fund - as detailed below).

If a Capital Gains Tax is enacted, under the bilateral income tax treaty between the United States and Israel (the "Treaty") a resident of the United States or Israel is exempt from capital gains tax by the other state provided certain conditions (including the condition that such capital gains be treated as not being attributable to a permanent establishment (i.e., the conduct of a trade or business) in the other state) are satisfied. Thus, assuming such conditions are satisfied, the Fund's capital gains on all Israeli securities, including both Exchange-Listed Securities and securities that are not Exchange-Listed Securities, will be exempt from the Capital Gains Tax. In addition, under the Treaty dividends paid with respect to Israeli securities will be subject to a ten percent (10%) Israeli withholding tax as opposed to the usual 25% rate.

If the Fund is deemed to be engaged in the trade or business of buying and selling securities in Israel then the Treaty will not apply. In that case, the Fund's capital gains on all Israeli securities, including on Exchange-Listed Securities, will be subject to Israel tax at the ordinary corporate rates (36% in the 2001 tax year).

Detailed Description of Israeli Taxes

CAPITAL GAIN TAX: The Israeli Income Tax Ordinance (the "Ordinance") imposes capital gains taxes derived by residents of Israel, or non-residents of Israel who sell assets which represent a direct or an indirect interest in Israeli assets. The Fund, as a non-resident of Israel, will be subject to capital gains tax on the sale of securities issued by Israeli corporations, subject to any exemption or rate reduction that may be applicable (see below).

The Ordinance distinguishes between "real" capital gains, which are generally subject to tax at a corporate rate of 36% in the 2001 tax year, and an "inflationary amount," which is generally subject to tax at a rate of 10%. However, currently, the Ordinance does not tax the "inflationary amount" for investments made at present (only for investments made in the past), and such tax shall therefore not apply to the Fund.

Israeli law currently provides for an exemption from capital gains tax for gains realized from the sale of securities (including shares, debt securities and warrants) that are traded on the TASE, provided that the seller did not hold the securities prior to their listing on the TASE. In addition, gains realized from the sales of shares of Israeli corporations defined as "industrial companies" or "industrial holding companies" that are traded on certain non-Israeli (including
US) exchanges or through NASDAQ are exempted from capital gains tax, provided that the shares were not acquired by the seller prior to the their listing. The securities to which the exemption currently applies are referred to herein as "Exchange-Listed Securities".

The current exemptions apply only where the gains from the sale of securities are deemed "capital gains". Persons who are engaged in the business of buying and selling securities in Israel (as defined under the Israeli Income Tax Ordinance) are subject to ordinary income tax, and therefore the exemption from capital gains tax are inapplicable to such investors.

If the Fund is deemed to be engaged in the trade or business of buying and selling securities in Israel then the Fund's capital gains on all Israeli securities, including on Exchange-Listed Securities, will be subject to Israel tax at the ordinary corporate rates 36% in the 2001 tax year.

CORPORATE TAXES: Israeli corporations are generally subject to a tax on their income at a rate of 36% in the 2001 tax year. Reduced tax rates apply to those portions of a company's operations which qualify as Approved Enterprises under the Law for the Encouragement of Capital Investments. A company which also qualifies as a Foreign Investors' Company is entitled to further reductions in the Corporate Tax generally applicable to Approved Enterprises.

WITHHOLDING TAX ON PAYMENT OF DIVIDENDS. Non-residents of Israel who receive dividends from Israeli corporations are generally subject to a withholding tax of 25%.

BILATERAL INCOME TAX TREATY: Under the bilateral income tax treaty between the United States and Israel (the "Treaty") a resident of the United States or Israel is exempt from capital gains tax by the other state provided certain conditions (including the condition that such capital gains be treated as not being attributable to a permanent establishment (i.e., the conduct of a trade or business) in the other state are satisfied. Thus, assuming such conditions are satisfied, the Fund's capital gains on all Israeli securities, including both Exchange-Listed Securities and securities that are not Exchange-Listed Securities, will be exempt from the Capital Gains Tax. In addition, any gain realized by investors upon the sale of shares issued by the Fund will be exempt from taxation (unless the investor is taxed in Israel on income from a permanent establishment which is related to the shares issued by the Fund).

Under the Treaty dividends paid with respect to Israeli securities will be subject only to a ten percent (10%) Israeli withholding tax instead of the 25%.

The Fund believes, and has an expert opinion to that effect, that it does not have a permanent establishment in Israel, (as defined under applicable laws) and that therefore it is not deemed to be engaged in the trade or business of buying and selling securities in Israel. Therefore, it is believed that the Treaty applies to the Fund, and as a result under the Treaty no capital gain tax or income tax shall be imposed on the Fund's capital gains. The Fund shall be subjected to a withholding tax on dividends at a rate of 10%.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, the Fund expect that its annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the price closest to the closing price for that trading day. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the


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Advisor's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

                                DISTRIBUTION FEES

AMIDEX Funds, Inc. (the "Company") has adopted distribution plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended, by Class of Shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate vendors hired by the Board or others for expenses relating to the promotion and sale of shares of each Fund.

Under the No-Load and Class A Plans, each share Class compensates the Adviser and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to the applicable share Class. For the AMIDEX35 Israel Mutual Fund's fiscal year ending May 31, 2003, the Fund accrued and paid $12,166 in 12b-1 fees for its No-Load shares, and $4,115 in 12b-1 fees for its Class A shares.

Under the Class B Plan, the Class B Shares of the Fund compensate the Adviser and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Adviser and others to compensate it for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. During the Fund's fiscal year ending May 31, 2003, the Fund did not offer its Class B shares to the public, so no 12b-1 fees were accrued or paid for these shares.

Under the Class C Plan, Class C Shares of the Fund compensate the Adviser, if any, and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Adviser and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing "trailer" commissions for sales of Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge, and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C


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

shares. For the Fund's fiscal year ending May 31, 2003, the AMIDEX35 Israel Mutual Fund accrued and paid $3,833 in 12b-1 fees for its Class C shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Company's Board of Directors, and may be renewed only by majority vote of the shareholders of the Fund's Classes, or by majority vote of the Board, and in both cases also a majority vote of the disinterested Directors of the Company, as that term is defined in the 1940 Act.

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans have been approved by the Fund's Board of Directors, including all of the Directors who were non-interested persons as defined in the 1940 Act at the time of the vote. The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the underwriter. The underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.


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

The underwriter is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

FUND SERVICE PROVIDERS

CUSTODIAN. US Bank acts as U.S. custodian for the Fund. As such, the Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. The Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by the custodian are paid by the Fund.

TRANSFER AGENT InCap Service Company ("ISC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Board and Fund. Under the agreement, ISC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. All fees charged by the transfer agent are paid by the Fund.

FUND ACCOUNTING. ISC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Advisor under the Fund's investment advisory agreement. The Administrator is responsible for:

     (a)  calculating the Fund's net asset value

     (b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940

     (c) preparing financial statements contained in reports to stockholders of the Fund

     (d)  preparing the Fund's federal and state tax returns

     (e)  preparing reports and filings with the Securities and Exchange
          Commission

     (f)  preparing filings with state Blue Sky authorities

     (g) maintaining the Fund's financial accounts and records. All fees charged by the administrator are paid by the Fund.

DISTRIBUTOR InCap Securities, Inc., 630-A Fitzwatertown Rd. Willow Grove, PA 19090, a wholly-owned subsidiary of The InCap Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Fund. All fees charged by the distributor are paid by the Fund.

INDEPENDENT AUDITORS: McCurdy & Associates CPA's, Inc. 27955 Clemens Road Westlake, Ohio 44145 serves as the Company's independent auditors.


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

LEGAL COUNSEL: Charles W. Lutter, Jr. 103 Canyon Oaks, San Antonio, TX 78232, has passed on certain matters relating to this registration statement and serves as counsel to the Fund. FINANCIAL STATEMENTS

The financial statements in the May 31, 2003 Annual Report of the Fund are incorporated in this Statement of Additional Information by reference. The financial statements in the Annual Report have been audited by McCurdy & Associates CPA's, Inc., whose report thereon appears in the Annual Report, and have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. You can obtain additional copies of the Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this Statement of Additional Information.


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

                         AMIDEX35(TM) ISRAEL MUTUAL FUND
                                       AND
             AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated January 13, 2004

                        (as supplemented March 25, 2004)

                               AMIDEX FUNDS, INC.

                           c/o InCap Securities, Inc.

                 630-A Fitzwatertown Rd., Willow Grove, PA 19090


     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the AMIDEX35 Israel Mutual Fund and the AMIDEX Cancer Innovations & Healthcare Mutual Fund, dated October 1, 2003. You may obtain a copy of the Prospectus, free of charge, by writing to AMIDEX Funds, Inc, c/o InCap Securities, 630-A Fitzwatertown Rd. Willow Grove, PA 19090, phone number 1-888-876-3566


TABLE OF CONTENTS

About AMIDEX Funds, Inc.
Investment Policies and Restrictions               Funds Service Providers
Investment Adviser                                 Independent Accountants
Directors and Officers                             Independent Auditors
Report Performance Information                     Financial Statements
Purchasing and Redeeming Shares                    Tax Information
Portfolio Transactions


ABOUT AMIDEX FUNDS, INC.

AMIDEX Funds, Inc. (the "Company") was incorporated in Maryland on April 27, 1999. The Company is an open-end management investment company, and is registered as such with the Securities and Exchange Commission. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Funds, including agreements with the Funds' custodian, transfer agent and administrator. Currently the day-to-day operation of the Funds is delegated to the Advisor. This Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The By-laws of the Company give the Board of Directors the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company has authorized the issuance of two series of shares, the AMIDEX35 Israel Mutual Fund and the AMIDEX Cancer Innovations & Healthcare Mutual Fund. Further, the Board has also authorized the offering of four classes of shares within each series; a no-load class, a Class A share that is offered with a front-end sales charge, a Class B share with a declining contingent deferred sales charge ("CDSC"), and a Class C share, with a one year CDSC and an ongoing service and distribution fee. Shareholders of each share class are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and
(iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Directors. The shares are


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

redeemable and are fully transferable. All shares issued and sold by the Funds will be fully paid and nonassessable.

This SAI pertains to the AMIDEX35 Israel Mutual Fund and AMIDEX Cancer Innovations & Healthcare Mutual Fund (the "Funds").

On May 29, 2001, the Board of Directors for the Company approved a Code of Ethics (the "Code") for the Funds its Adviser and ISC. The Code governs the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Code.


                      INVESTMENT POLICIES AND RESTRICTIONS

The Funds are non-diversified Funds. The Investment Company Act of 1940 defines a diversified fund to mean that as to 75% of the Fund's assets (valued at the time of investment), a fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Funds normally will invest at least 95% of its net assets in the approximately companies that make up the AMIDEX35 Israel Mutual Fund and Cancer Innovations & Healthcare Indices (the "Indices"), in approximately the same percentages as those companies represent in the Indices. It is likely that a few of these companies will comprise a large percentage of the Funds' portfolios holdings--in excess of the 25% limit on holdings in excess of 5%. As a result, the Funds will not be diversified.

PORTFOLIO TURNOVER. For the Funds' most recent fiscal year ending May 31, 2003, the AMIDEX35 Israel Mutual Fund's portfolio turnover rate was 8.72%, and the AMIDEX Cancer Innovations & Healthcare Mutual Fund's portfolio turnover rate was 0.00%. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Funds, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Funds. The Funds anticipates that its annual portfolio turnover will be not greater than 75%.

Under normal circumstances, the Funds will invest at least 95% of its average net assets in the securities of companies listed on the Indices. The Funds may also invest in the following securities:

COMMON STOCK. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Funds participate in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception, and general economic or financial market movements. Smaller companies are especially sensitive to these factors. However, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. There is additional risk inherent in investing in foreign-based companies. The Funds may invest in the common stock of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts (ADRs), but only if such foreign issuers are included in the Index. The Funds will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or Trust company and evidence ownership of underlying securities issued by a foreign corporation. The Funds may also hold warrants or other rights on common stock if such warrants are issued as dividends on stocks already held in the Funds' portfolios. Because the Funds will concentrate their investments in a single market sector, the Funds will be exposed to a greater degree than will funds whose investment policies do not require or allow such concentration. The Funds will invest in the common stock of companies included in the Indices that trade on the TASE, NYSE, the AMEX, or NASDAQ.


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

The Funds will normally invest up to a total of 5% of their aggregate average net assets in the following securities:

MONEY MARKET FUNDS. A Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market funds) to maintain liquidity. As a shareholder of another registered investment company, a Fund would bear a pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund will not invest more than 5% of its net assets in such securities, and will not invest in such securities, if such investments would represent more than 3% of such issuer's outstanding shares.

DEBT SECURITIES. A Fund may invest in U.S. Government debt securities including Treasury Bills and short-term notes, to maintain liquidity. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will not invest more than 5% of its net assets in such securities, and will not invest in any such security with a maturity in excess of one year.

REPURCHASE AGREEMENTS. A Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and/or other financial institutions to maintain liquidity. The Fund's custodian must always have possession of the securities serving as collateral for the Repos or have proper evidence of book entry receipt of such securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market value of which equals or exceeds 102% of the principal amount of the money invested by the Fund. If an institution with which the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy, and will not invest more than 5% of its net assets in such transactions.

The Funds may also invest in the following securities and employ the following investment guidelines:

CASH RESERVES. A Fund may, to meet liquidity needs, temporarily hold up to 5% of its net assets in cash. The Fund may hold cash in the United States, Israel, or in both. The primary risk associated with such a policy is that the Fund's performance will vary, perhaps significantly, from the performance of the Index when the Fund holds a high percentage of its net assets as cash reserves.

FUTURES AND OPTIONS ON EQUITY SECURITIES AND THE INDEX. A Fund may enter into futures contracts relating to the equity securities of companies included in the Index, may write (i.e., sell) covered put and call options on such securities and on the Index, and may purchase put and call options on such equity securities and on the Index. Such options can include long-term options with durations of up to three years. The Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which such options or futures contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so


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

long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets.

Risk Factors Associated With Futures and Options. The primary risks associated with the use of options and futures are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date.

RESTRICTED AND ILLIQUID SECURITIES. A Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are generally defined as securities that cannot be liquidated within seven (7) days at the approximate price at which the Fund has valued the instrument. Also, the sale of some illiquid and other types of securities may be subject to legal restrictions. You should be aware that in the event that more than 15% of the Index is comprised of companies considered to be illiquid, the Fund will be unable to match precisely its investments to the percentages contained in the Index, and that inability may pose additional risks to the Fund, including the risk that the performance of the Fund will vary from that of the Index.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. A Fund may purchase securities of companies comprising the Index on a when-issued basis, and it may purchase or sell such securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

INVESTMENT RESTRICTIONS. The complete list of the Fund's investment restrictions is as follows:

The Funds will not:

     14.  Acquire securities of any one issuer that at the time of investment
          (a) represent more than 10% of the voting securities of the issuer or
          (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     15. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Funds' net assets at the time of borrowing;

     16. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

     17.  Make margin purchases or short sales of securities;

     18. Invest in companies for the purpose of management or the exercise of control;

     19. Lend money (but this restriction shall not prevent the Funds from investing in debt securities or repurchase agreements, or lend its portfolio securities).

     20. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

     21. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration, if such companies are members of the AMIDEX35 or AMIDEX Cancer Innovations & Healthcare Indices;

     22. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate, if such companies are members of the AMIDEX35 or AMIDEX Cancer Innovations & Healthcare Indices.


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

     23. Purchase warrants on securities, although the Funds may receive and exercise warrants received fund as dividends on previous securities purchases.

     24.  Issue senior securities.

     25.  Invest in commodities, or invest in futures or options on commodities.

     26. Invest more than 25% of its assets (valued at time of investment) in securities of issuers in a single industry

Restrictions 1 through 13 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Funds as defined in the Investment Company Act of 1940.

The Funds has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Funds may not:

     7. Invest more than 15% of their net assets in securities that are not readily marketable;

     8.   Acquire securities of other Investment Companies except

          (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and

          (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

     9. Purchase more than 3% of the voting securities of any one investment company;

     10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

     11. Invest more than 10% of the Funds' assets (valued at time of investment) in initial margin deposits of options or futures contracts;

     12. Invest less than 95% of its net assets (valued at the time of investment) in securities of issuers, which are not members of their correlating Indices.


                               INVESTMENT ADVISER

Index Investments, LLC (the "Adviser") was organized under the laws of the State of Pennsylvania as an investment advisory corporation in August 2002. The Adviser registered as an Investment Advisor with the Securities and Exchange Commission in October 2002. The Adviser was created to provide investment advice to Funds of the Company, and at present that is the exclusive business of the Adviser. Mr. Clifford A. Goldstein owns a 55% interest in and controls the Adviser. The Adviser manages the investment portfolio and the general business affairs of the Funds pursuant to an investment services agreement with the Funds dated October 1, 2003 (the "Agreement"). Clifford A. Goldstein is an affiliated person of the Adviser and acts as Directors of the Company.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Funds or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Funds who are not "interested persons" of the Funds or the Adviser cast in person at a meeting s called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


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

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Funds are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

--------------------------------------- --------------------------------------------------
Name, Age, Address, Position with Fund  Principal Occupation For the Last Five Years
--------------------------------------- --------------------------------------------------
                                        President, Index Investments, LLC, November 2002
                                        to present.  President, TransNations
                                        Investments, LLC, NY, NY Managing Partner and
                                        Attorney with Weber, Goldstein, Greenberg,
                                        Gallagher, Phila. PA, a general litigation firm,
                                        since 1991. BA from Temple University,
                                        Philadelphia, PA, 4/78. J.D. from Temple
Clifford A. Goldstein* (Age 47)         University School of Law, 3/82.
--------------------------------------- --------------------------------------------------
Elliot Hershman (Age 47)                Accountant; CPA; MBA
--------------------------------------- --------------------------------------------------
                                        Attorney, Solomon Sherman & Gabay, Philadelphia,
                                        PA.; J.D. Temple University School of Law,
Eli Gabay, Esq. (Age 44)                Philadelphia, PA 1982
--------------------------------------- --------------------------------------------------
                                        Editor - Philadelphia Magazine, PA; Marion
Erica Levy (Age 26)                     Publications, NJ; BS Syracuse Univ.
--------------------------------------- --------------------------------------------------

* Indicates an "interested person" as defined in the Investment Company Act of 1940.


AMIDEX Funds, Inc. (the "Company") was organized as a Maryland Corporation on April 27, 1999 (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus). For the Company's fiscal year ending May 31, 2003, no director received compensation from the Funds for his or her service to the Funds as a Director.

As of October 1, 2003, the following persons owned in excess of 5% of the Fund's outstanding shares, by Share Class.

------------------------------------- ----------- -------------- ------------- -------------
                                      Shares                                   % of Total
AMIDEX35 Israel Mutual Fund -         Class       No. of         % of Share    Fund Shares
Shareholder                           Owned       Shares Owned   Class         All Classes
------------------------------------- ----------- -------------- ------------- -------------
Merrill, Lynch FBO Client Accounts    Class A     66,091         19.01%        4.89%
------------------------------------- ----------- -------------- ------------- -------------
Wexford Clearing Services Corp.       Class A     126,589        36.42%        9.37%
------------------------------------- ----------- -------------- ------------- -------------
Dean Witter FBO                       Class C     8,979          7.50%         0.66%
------------------------------------- ----------- -------------- ------------- -------------
Merrill, Lynch FBO Client Accounts    Class C     73,808         61.69%        5.47%
------------------------------------- ----------- -------------- ------------- -------------


------------------------------------- ----------- -------------- ------------- -------------
                                      Shares                                   % of Total
AMIDEX35 Cancer Innovations &         Class       No. of         % of Share    Fund Shares
Healthcare Mutual Fund - Shareholder  Owned       Shares Owned   Class         All Classes
------------------------------------- ----------- -------------- ------------- -------------
Merrill, Lynch FBO Client Accounts    Class A     39,129         36.11%        36.11%
------------------------------------- ----------- -------------- ------------- -------------


The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Funds shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                                [n]
Average Annual Total Return is computed as follows: P(1+T) = ERV

Where:  P = a hypothetical initial investment of $1000]

        T = average annual total return

        n = number of years

        ERV = ending redeemable value of shares at the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                 6
                           Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Funds' performance is a function of conditions in the securities markets, portfolio management, sales charges on particular classes of shares, if any, and operating expenses. Although information such as that shown above is useful in reviewing the Funds' performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Funds' performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Information concerning purchases and redemptions of shares is contained in the Funds' Prospectus under the Sections "Purchasing Shares" and "Redeeming Shares". This section supplements that information.

Redemptions will be made at net asset value, less any applicable CDSC for Class B and C shares. The Funds' net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Funds, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Funds are open for business on each day that the New York Stock Exchange ("NYSE") is open. The Funds' share prices or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Funds' share price are calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Funds liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

                                 TAX INFORMATION

Information concerning the taxation of the Funds is generally discussed in the Prospectus under the Section titled "Tax Considerations".

This Section supplements that discussion. The Funds intends to qualify as regulated investment companies under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Funds intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Funds may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Funds will notify corporate shareholders annually of the percentage of Funds dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by a Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

ISRAELI TAXES
(applies only to the AMIDEX35 Israel Mutual Fund)

Highlights
----------

Under current Israeli tax laws, capital gains realized upon the sale of "Exchange-Listed Securities" (i.e., Israeli securities that were listed on the TASE when acquired and when sold , or that are shares in "industrial companies" or "industrial holding companies" and that were listed on certain non-Israeli stock exchanges when acquired and when sold) generally are not subject to Israeli tax. Capital gains realized upon the sale of Israeli securities that are not Exchange-Listed Securities are subject to Israeli tax at ordinary tax rates (which in the case of corporate shareholders is 36% and in the case of individuals is 35-50%, depending on the individual's marginal tax rate) for the 2001 tax year. In the case of a shareholder which is in the business of buying and selling securities in Israel (as defined under the Israeli Income Tax Ordinance), gains realized upon the sale of Exchange-Listed Securities are not capital gains and are subject to Israeli tax at ordinary rates, as specified above. Dividends paid with respect to Israeli securities are subject to an Israeli withholding tax of 25%.

The Israeli authorities are reviewing from time to time the question of imposing a Capital Gains Tax on some TASE investments. At this point in time, it appears as if there are no concrete plans for the imposition of such a tax, nor can its structure, if and when imposed, be predicted. The possibility of an imposition of capital gains tax, should, nonetheless, be considered (however, even if a Capital Gains Tax is imposed, it is likely that it will not apply to the Fund - as detailed below).

If a Capital Gains Tax is enacted, under the bilateral income tax treaty between the United States and Israel (the "Treaty") a resident of the United States or Israel is exempt from capital gains tax by the other state provided certain conditions (including the condition that such capital gains be treated as not being attributable to a permanent establishment (i.e., the conduct of a trade or business) in the other state) are satisfied. Thus, assuming such conditions are satisfied, the Fund's capital gains on all Israeli securities, including both Exchange-Listed Securities and securities that are not Exchange-Listed Securities, will be exempt from the Capital Gains Tax. In addition, under the Treaty dividends paid with respect to Israeli securities will be subject to a ten percent (10%) Israeli withholding tax as opposed to the usual 25% rate.

If the Fund is deemed to be engaged in the trade or business of buying and selling securities in Israel then the Treaty will not apply. In that case, the Fund's capital gains on all Israeli securities, including on Exchange-Listed Securities, will be subject to Israel tax at the ordinary corporate rates (36% in the 2001 tax year).

Detailed Description of Israeli Taxes

CAPITAL GAIN TAX: The Israeli Income Tax Ordinance (the "Ordinance") imposes capital gains taxes derived by residents of Israel, or non-residents of Israel who sell assets which represent a direct or an indirect interest in Israeli assets. The Fund, as a non-resident of Israel, will be subject to capital gains tax on the sale of securities issued by Israeli corporations, subject to any exemption or rate reduction that may be applicable (see below).

The Ordinance distinguishes between "real" capital gains, which are generally subject to tax at a corporate rate of 36% in the 2001 tax year, and an "inflationary amount," which is generally subject to tax at a rate of 10%. However, currently, the Ordinance does not tax the "inflationary amount" for investments made at present (only for investments made in the past), and such tax shall therefore not apply to the Fund.

Israeli law currently provides for an exemption from capital gains tax for gains realized from the sale of securities (including shares, debt securities and warrants) that are traded on the TASE, provided that the seller did not hold the securities prior to their listing on the TASE. In addition, gains realized from the sales of shares of Israeli corporations defined as "industrial companies" or "industrial holding companies" that are traded on certain non-Israeli (including
US) exchanges or through NASDAQ are exempted from capital gains tax, provided that the shares were not acquired by the seller prior to the their listing. The securities to which the exemption currently applies are referred to herein as "Exchange-Listed Securities".

The current exemptions apply only where the gains from the sale of securities are deemed "capital gains". Persons who are engaged in the business of buying and selling securities in Israel (as defined under the Israeli Income Tax Ordinance) are subject to ordinary income tax, and therefore the exemption from capital gains tax are inapplicable to such investors.

If the Fund is deemed to be engaged in the trade or business of buying and selling securities in Israel then the Fund's capital gains on all Israeli securities, including on Exchange-Listed Securities, will be subject to Israel tax at the ordinary corporate rates 36% in the 2001 tax year.

CORPORATE TAXES: Israeli corporations are generally subject to a tax on their income at a rate of 36% in the 2001 tax year. Reduced tax rates apply to those portions of a company's operations which qualify as Approved Enterprises under the Law for the Encouragement of Capital Investments. A company which also qualifies as a Foreign Investors' Company is entitled to further reductions in the Corporate Tax generally applicable to Approved Enterprises.

WITHHOLDING TAX ON PAYMENT OF DIVIDENDS. Non-residents of Israel who receive dividends from Israeli corporations are generally subject to a withholding tax of 25%.

BILATERAL INCOME TAX TREATY: Under the bilateral income tax treaty between the United States and Israel (the "Treaty") a resident of the United States or Israel is exempt from capital gains tax by the other state provided certain conditions (including the condition that such capital gains be treated as not being attributable to a permanent establishment (i.e., the conduct of a trade or business) in the other state are satisfied. Thus, assuming such conditions are satisfied, the Fund's capital gains on all Israeli securities, including both Exchange-Listed Securities and securities that are not Exchange-Listed Securities, will be exempt from the Capital Gains Tax. In addition, any gain realized by investors upon the sale of shares issued by the Fund will be exempt from taxation (unless the investor is taxed in Israel on income from a permanent establishment which is related to the shares issued by the Fund).

Under the Treaty dividends paid with respect to Israeli securities will be subject only to a ten percent (10%) Israeli withholding tax instead of the 25%.

The Fund believes, and has an expert opinion to that effect, that it does not have a permanent establishment in Israel, (as defined under applicable laws) and that therefore it is not deemed to be engaged in the trade or business of buying and selling securities in Israel. Therefore, it is believed that the Treaty applies to the Fund, and as a result under the Treaty no capital gain tax or income tax shall be imposed on the Fund's capital gains. The Fund shall be subjected to a withholding tax on dividends at a rate of 10%.

                             PORTFOLIO TRANSACTIONS

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, the Funds expect that their annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for a Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the price closest to the closing price for that trading day. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

                                DISTRIBUTION FEES

AMIDEX Funds, Inc. (the "Company") has adopted distribution plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended, by Class of Shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate vendors hired by the Board or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Plan, the share Class compensates the Adviser and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Funds' average daily net assets attributable to the applicable share Class. For the AMIDEX35 Israel Mutual Fund's fiscal year ending May 31, 2003, the Fund accrued and paid $4,115 in 12b-1 fees for its Class A shares. For the AMIDEX Cancer Innovations & Healthcare Mutual Fund's fiscal year ending May 31, 2003, the Fund accrued and paid $2,212 in 12b-1 fees for its Class A shares.

Under the Class B Plan, the Class B Shares of the Funds compensate the Adviser and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Adviser and others to compensate it for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. During the Funds' fiscal year ending May 31, 2003, the Funds did not offer its Class B shares to the public, so no 12b-1 fees were accrued or paid for these shares.

Under the Class C Plan, Class C Shares of the Funds compensate the Adviser, if any, and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of the Funds' average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Adviser and others to compensate it for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing "trailer" commissions for sales of Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge, and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. For the Funds' fiscal year ending May 31, 2003, the AMIDEX35 Israel Mutual Fund accrued and paid $3,833 in 12b-1 fees for its Class C shares.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Company's Board of Directors, and may be renewed only by majority vote of the shareholders of the Funds' Classes, or by majority vote of the Board, and in both cases also a majority vote of the disinterested Directors of the Company, as that term is defined in the 1940 Act.

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Funds' shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Board of Directors, including the non-interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans have been approved by the Funds' Board of Directors, including all of the Directors who were non-interested persons as defined in the 1940 Act at the time of the vote. The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the underwriter. The underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The underwriter is required to report in writing to the Board of Directors of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

FUNDS SERVICE PROVIDERS

CUSTODIAN. US Bank acts as U.S. custodian for the Funds. As such, the Bank holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. The Bank does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by the custodian are paid by the Funds.

TRANSFER AGENT InCap Service Company ("ISC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Board and Funds. Under the agreement, ISC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. All fees charged by the transfer agent are paid by the Funds.

FUND ACCOUNTING. ISC also provides services as Administrator to the Funds pursuant to a written agreement with the Advisor and Funds. The Administrator supervises all aspects of the operations of the Funds except those performed by the Advisor under the Funds' investment advisory agreement. The Administrator is responsible for:

     (h)  calculating the Funds' net asset value

     (i) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940

     (j) preparing financial statements contained in reports to stockholders of the Fund

     (k)  preparing the Fund's federal and state tax returns

     (l)  preparing reports and filings with the Securities and Exchange
          Commission

     (m)  preparing filings with state Blue Sky authorities

     (n) maintaining the Fund's financial accounts and records. All fees charged by the administrator are paid by the Funds.

DISTRIBUTOR InCap Securities, Inc., 630-A Fitzwatertown Rd. Willow Grove, PA 19090, a wholly-owned subsidiary of The InCap Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Funds. All fees charged by the distributor are paid by the Funds.

INDEPENDENT AUDITORS: McCurdy & Associates CPA's, Inc. 27955 Clemens Road Westlake, Ohio 44145 serves as the Company's independent auditors.

LEGAL COUNSEL: Charles W. Lutter, Jr. 103 Canyon Oaks, San Antonio, TX 78232, has passed on certain matters relating to this registration statement and serves as counsel to the Funds.

FINANCIAL STATEMENTS

The financial statements in the May 31, 2003 Annual Report of the Fund are incorporated in this Statement of Additional Information by reference. The financial statements in the Annual Report have been audited by McCurdy & Associates CPA's, Inc., whose report thereon appears in the Annual Report, and have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. You can obtain additional copies of the Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this Statement of Additional Information.


82